UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number   811-04725
                                                      -----------

                         Phoenix Investment Series Fund
          ------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


             Kevin J. Carr, Esq.
         Vice President, Chief Legal Officer,           John H. Beers, Esq.
 Counsel and Secretary for Registrant               Vice President and Counsel
       Phoenix Life Insurance Company             Phoenix Life Insurance Company
              One American Row                           One American Row
           Hartford, CT 06103-2899                    Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (800) 243-1574
                                                           ---------------

                        Date of fiscal year end: April 30

                    Date of reporting period: April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                               [GRAPHIC OMITTED]
                                                                         PHOENIX
--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT





Phoenix Global Utilities Fund

Phoenix Income & Growth Fund








                     |                   | WOULDN'T YOU RATHER HAVE THIS
TRUST NAME:          |                   | DOCUMENT E-MAILED TO YOU?
PHOENIX INVESTMENT   |                   | ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
SERIES FUND          |  April 30, 2007   | E-DELIVERY AT PHOENIXFUNDS.COM
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Glossary..................................................................   2
Disclosure of Fund Expenses...............................................   4
Phoenix Global Utilities Fund.............................................   5
Phoenix Income & Growth Fund..............................................  13
Notes to Financial Statements.............................................  31
Report of Independent Registered Public Accounting Firm...................  36
Board of Trustees' Consideration of Investment Advisory Agreements........  37
Results of Shareholder Meeting............................................  39
Fund Management Tables....................................................  41



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     MUTUAL FUNDS ARE NOT INSURED BY THE FDIC; ARE NOT DEPOSITS OR
     OTHER OBLIGATIONS OF A BANK AND ARE NOT GUARANTEED BY A BANK; AND
     ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE
     PRINCIPAL INVESTED.
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--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent
12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------




This report is not authorized for distribution to prospective investors in the Phoenix Investment Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE TO SHAREHOLDERS


DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO OMITTTED]

   We are pleased to provide this report for the fiscal year ended April 30, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period. The report also provides commentary from your fund's management team with respect to the fund's performance, its investment strategies, and how the fund performed against the broader market.

   At Phoenix, we strive to provide investors with choice. Our multi-manager approach provides individual investors with access to a variety of investment managers, including some they might otherwise not have access to--managers who are usually available only to larger institutional investors. I am pleased that our fund family, PhoenixFunds, can offer you the ability to invest in funds managed by more than a dozen different management teams, including both Phoenix affiliates and outside sub-advisers.

   We also make diversification easy, with a wide array of investment options--including numerous equity, fixed income and money market funds. For those looking to simplify the investment selection process, we offer Phoenix PHOLIOs(SM) (Phoenix Lifecycle Investment Options). Each PHOLIO is a broadly diversified portfolio of mutual funds that enables investors to gain exposure to a variety of investment options (such as equity, international/global, balanced, alternative and fixed income). Phoenix PHOLIOs were designed to help investors stay on track over time, with a targeted asset allocation mix that is rebalanced regularly.

   Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. This can be an effective way to help ensure that your investments are aligned with your financial objectives.

   For more information on the mutual funds including PHOLIOs that we currently offer, I invite you to visit our Web site, at PhoenixFunds.com.

   As the new president and chief operating officer of Phoenix Investment Partners, Ltd., I would like to thank you for incorporating PhoenixFunds into your financial strategy. It's our privilege to serve you.

Sincerely yours,

/s/ George R. Aylward
-----------------------
George R. Aylward
President, PhoenixFunds

May 2007

GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

FEDERAL FUNDS RATE
The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FGIC
Financial Guaranty Insurance Company

FHLMC (FEDERAL HOME LOAN MORTGAGE CORPORATION)
Government-chartered corporation that buys qualified mortgage loans from the financial institutions that originate them, securitizes the loans and distributes the securities through the dealer community. The securities are not backed by the U.S. Government, and their market value prior to maturity is not guaranteed and will fluctuate.

FNMA OR "FANNIE MAE"(FEDERAL NATIONAL MORTGAGE ASSOCIATION)
A congressionally chartered corporation which buys mortgages on the secondary market, pools them and sells them as mortgage-backed securities to investors on the open market. Monthly principal and interest payments are guaranteed by FNMA but not the U.S. government.

FSA
Financial Security Assurance, Inc.

GLOBAL UTILITIES FUND COMPOSITE INDEX
A composite index consisting of 65% MSCI USA/Utilities Index, which tracks the performance of utility stocks from the United States; 20% MSCI World Telecom Services Index, which tracks the performance of telecom-related stocks from around the world; and 15% MSCI World ex USA/Utilities Index, which tracks the performance of utility stocks from around the world excluding the United States.

GNMA OR "GINNIE MAE" (GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)
A wholly-owned U.S. government corporation within the Department of Housing and Urban Development, which guarantees the timely payment of principal and interest on securities that are issued by private institutions and are backed by pools of federally-issued or guaranteed mortgage loans.

INCOME & GROWTH FUND COMPOSITE
Index A composite index consisting of 50% S&P 500 Index, which measures stock market total return performance, and 50% Lehman Brothers Aggregate Bond Index, which measures bond market total return performance.

LEHMAN BROTHERS AGGREGATE BOND INDEX
The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

MBIA
Municipal Bond Insurance Association

MSCI EAFE(R) INDEX
The MSCI EAFE(R) Index is a free float-adjusted market capitalization index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with gross dividends reinvested.

REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL 1000(R) GROWTH INDEX
The Russell 1000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) INDEX
The Russell 2000(R) Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
A market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.


INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX INVESTMENT SERIES FUND


DISCLOSURE OF FUND EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF OCTOBER 31, 2006 TO APRIL 30, 2007)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund in the Investment Series Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in an Investment Series Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of invest-ing in your Fund and other funds. To do so, compare these 5% hypo-thetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is use-ful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

EXPENSE TABLE
--------------------------------------------------------------------------------
                              Beginning      Ending                 Expenses
                               Account       Account  Annualized      Paid
                                Value         Value     Expense      During
                              10/31/06       4/30/07      Ratio     Period*
--------------------------------------------------------------------------------
GLOBAL UTILITIES FUND
--------------------------------------------------------------------------------
Actual
Class A ...................   $1,000.00     $1,173.20     1.18%     $ 6.36
Class C ...................    1,000.00      1,168.90     1.92       10.33

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ...................    1,000.00      1,018.87     1.18        5.92
Class C ...................    1,000.00      1,015.16     1.92        9.64
--------------------------------------------------------------------------------
INCOME & GROWTH FUND
--------------------------------------------------------------------------------
Actual
Class A ...................   $1,000.00     $1,053.60     1.35%     $ 6.87
Class B ...................    1,000.00      1,049.40     2.10       10.67
Class C ...................    1,000.00      1,050.00     2.10       10.67

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ...................    1,000.00      1,018.02     1.35        6.78
Class B ...................    1,000.00      1,014.25     2.10       10.54
Class C ...................    1,000.00      1,014.25     2.10       10.54
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUNDS' ANNUALIZED EXPENSE RATIO, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX GLOBAL UTILITIES FUND


PORTFOLIO MANAGER'S REPORT, NATHAN PARTAIN, CFA


For the Fund's fiscal year ended April 30, 2007,

o Class A shares returned 33.74%; the S&P 500(R) Index, a broad-based equity index, returned 15.24%; Global Utilities Fund Composite Index, the Fund's style-specific benchmark (65% MSCI USA/Utilities Index, 20% MSCI World Telecom Services Index and 15% MSCI World ex USA/Utilities Index), returned 35%.

ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

The Fund is invested in three global utility sectors; electric, gas, and telecommunications. During the Fund's fiscal year, the global utility equity market environment was favorable for all three sectors.

During 2006, the climate in the ELECTRIC UTILITY INDUSTRY was positive, as most electric companies benefited from robust cash flow and solid balance sheets.

o Most regulatory jurisdictions remained well balanced with respect to the interests of companies versus rate payers. Regulators have been receptive to company requests for recovery of increased fuel costs and have allowed reasonable rates of return to be earned on investments. Merger and acquisition (M&A) activity was lively across the sector, with a number of transactions announced in Europe and the U.S.

Although the price of NATURAL GAS dominated consumer and investor attention again in 2006, pressure on prices was alleviated somewhat because of high available reserves due to an unseasonably warm winter.

o Current storage levels are more normal compared to 2006. It is unlikely that gas prices will decline meaningfully. For the near--to medium term, we believe high and volatile natural gas prices are likely to persist, as production from existing wells wanes and additional supply becomes more difficult (and expensive) to provide.

After several difficult years, 2006 turned out to be a very good year for the telecommunications industry.

o Many benefits from consolidation in the wireless and long distance segments were realized, and it appeared that competitive pressures on traditional wireline businesses were beginning to stabilize. While wireless subscriber growth has been slowing due to high levels of penetration, increased usage of new wireless data services continued to drive overall growth in wireless. Telecommunications companies also continued to increase penetration of broadband services, which will be a key factor in their long-term prospects.

o Through the third quarter of the Fund's fiscal year, the Fund was slightly outperforming its benchmark primarily due to the Fund's overweight in Europe, combined with good stock selection in our European holdings.

o Both European electric and telecommunications holdings were strong contributors to performance due to weak dollar, M&A activity among the European electric companies driving strong performance by our electric holdings, and favorable stock selection in the European telecommunications sector.

The Fund's underperformance in the fourth fiscal quarter was driven by a number of factors.

o The fund started the year overweight European utilities. While a big contributor in 2006, these stocks gave up some of those gains in 2007--thus, the Fund's overweight position early in the year detracted from performance.

o The Fund's overweight in telecommunications (relative to electrics) helped in the second and third quarters of the fiscal year. However, as domestic electrics outperformed telecommunications in the fourth fiscal quarter, the telecommunications overweight negatively impacted our performance for the quarter.



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 2.

Phoenix Global Utilities Fund


--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS(1)                         PERIODS ENDING 4/30/07
--------------------------------------------------------------------------------

                                                        INCEPTION      INCEPTION
                                             1 YEAR     TO 4/30/07        DATE
                                             ------     ----------    ----------
     Class A Shares at NAV(2)                 33.74%      18.43%       12/30/04
     Class A Shares at POP(3,4)               26.05       15.46        12/30/04

     Class C Shares at NAV(2)                 32.55       17.51        12/30/04
     Class C Shares with CDSC(4)              32.55       17.51        12/30/04

     S&P 500(R) Index                         15.24       11.11        12/30/04

     Global Utilities Fund Composite Index    36.05       21.49        12/30/04

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.




--------------------------------------------------------------------------------
  GROWTH OF $10,000                                        PERIODS ENDING 4/30
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/30/04 (inception of the Fund) in Class A and Class C shares. The total return on Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return on Class C shares includes applicable CDSC charges since inception. Performance assumes dividends and capital gain distributions are reinvested.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                Phoenix       Phoenix                     Global
                Global        Global                     Utilities
              Utilities     Utilities                      Fund
                 Fund          Fund                      Composite
                Class A       Class C     S&P 500(R)      Index
              ---------      --------     ----------     ---------
12/30/04        $ 9,425       $10,000      $10,000        $10,000
 4/29/05          9,622        10,188        9,613         10,444
 4/28/06         10,455        10,990       11,095         11,566
 4/28/07         13,982        14,567       12,785         15,735


For information regarding the indexes, see the glossary on page 2.

Phoenix Global Utilities Fund

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS                                                    4/30/07
--------------------------------------------------------------------------------

As a percentage of total investments


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Electric Utilities                          43%
Integrated Telecommunication Services       26
Multi-Utilities                             24
Wirelless Telecommunication Services         4
Gas Utilities                                2
Other (includes short-term investments)      1


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2007


                                                    SHARES          VALUE
                                                   -------       -----------

DOMESTIC COMMON STOCKS--63.4%
ELECTRIC UTILITIES--33.1%
Duke Energy Corp. ...........................      109,860       $ 2,254,327
Entergy Corp. ...............................       19,760         2,235,646
Exelon Corp. ................................       33,010         2,489,284
FirstEnergy Corp. ...........................       29,790         2,038,828
FPL Group, Inc. .............................       33,320         2,144,808
Northeast Utilities .........................       21,510           691,977
Pepco Holdings, Inc. ........................       32,000           944,640
PPL Corp. ...................................       35,670         1,555,569
Progress Energy, Inc. .......................       25,490         1,288,520
Southern Co. (The) ..........................       49,160         1,857,756
                                                                 -----------
                                                                  17,501,355
                                                                 -----------
GAS UTILITIES--0.7%
Atmos Energy Corp. ..........................       11,490           364,463

INTEGRATED TELECOMMUNICATION SERVICES--9.1%
AT&T, Inc. ..................................       54,470         2,109,079
Citizens Communications Co. .................       37,220           579,515
Consolidated Communications Holdings, Inc. ..       29,500           586,755
Verizon Communications, Inc. ................       24,160           922,429
Windstream Corp. ............................       42,420           620,180
                                                                 -----------
                                                                   4,817,958
                                                                 -----------
MULTI-UTILITIES--19.4%
Alliant Energy Corp. ........................        9,820           430,116
CenterPoint Energy, Inc. ....................       25,360           477,529
Dominion Resources, Inc. ....................       25,550         2,330,160
NSTAR .......................................       14,970           537,423
PG&E Corp. ..................................       29,780         1,506,868



                                                    SHARES          VALUE
                                                   -------       -----------

MULTI-UTILITIES--CONTINUED
Public Service Enterprise Group, Inc. .......       25,090       $ 2,169,031
Sempra Energy ...............................       23,380         1,484,162
TECO Energy, Inc. ...........................       22,760           408,542
Xcel Energy, Inc. ...........................       39,490           951,314
                                                                 -----------
                                                                  10,295,145
                                                                 -----------
OIL & GAS STORAGE & TRANSPORTATION--1.1%
Spectra Energy Corp. ........................       23,272           607,399

----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $28,411,563)                                     33,586,320
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(b)--34.3%
ELECTRIC UTILITIES--9.8%
E.ON AG (Germany) ...........................        9,030         1,350,712
Electricidade de Portugal SA (Portugal) .....      135,814           743,206
Enel S.p.A. (Italy) .........................       81,690           928,362
Fortum Oyj (Finland) ........................       22,990           711,796
Iberdrola S.A. (Spain) ......................        6,489           321,547
Iberdrola S.A. Sponsored ADR (Spain) ........        6,633           331,669
Scottish and Southern Energy plc
  (United Kingdom) ..........................       26,800           801,168
                                                                 -----------
                                                                   5,188,460
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--16.2%
BCE, Inc. (Canada) ..........................       30,770         1,038,488
BT Group plc Sponsored ADR (United Kingdom) .       14,780           930,401
Chunghwa Telecom Co. Ltd. Sponsored
ADR (Taiwan) ................................       42,259           840,954
Elisa Oyj (Finland) .........................       26,420           768,803


                        See Notes to Financial Statements
8

Phoenix Global Utilities Fund

                                                    SHARES          VALUE
                                                   -------       -----------

INTEGRATED TELECOMMUNICATION SERVICES--CONTINUED
France Telecom SA Sponsored ADR (France) ....       30,140       $   882,198
Koninklijke (Royal) KPN N.V. Sponsored ADR
(Netherlands) ...............................       47,840           814,237
Swisscom AG (Switzerland) ...................       20,000           703,800
Telecom Corporation of New Zealand Ltd. .....
Sponsored ADR (New Zealand) .................       27,780           788,952
Telefonica SA Sponsored ADR (Spain) .........       16,970         1,148,020
TeliaSonera AB (Sweden) .....................       78,280           633,545
                                                                 -----------
                                                                   8,549,398
                                                                 -----------
MULTI-UTILITIES--4.0%
National Grid plc (United Kingdom) ..........       31,810           499,458
RWE AG (Germany) ............................        9,470           998,166
United Utilities plc (United Kingdom) .......       42,660           635,880
                                                                 -----------
                                                                   2,133,504
                                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES--4.3%
Mobistar SA (Belgium) .......................        9,180           794,131
Vodafone Group plc Sponsored ADR
(United Kingdom) ............................       51,860         1,489,938

                                                                   2,284,069

----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $16,096,991)                                     18,155,431
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.7%
(IDENTIFIED COST $44,508,554)                                     51,741,751
----------------------------------------------------------------------------


                                                  PAR VALUE
                                                    (000)           VALUE
                                                  ----------     -----------

SHORT-TERM INVESTMENTS--0.7%

COMMERCIAL PAPER(c)--0.7%
Old Line Funding LLC 5.30%, 5/1/07                   $ 375       $   375,000

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $375,000)                                           375,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS--98.4%
(IDENTIFIED COST $44,883,554)                                     52,116,751(a)

Other assets and liabilities, net--1.6%                              841,788
                                                                 -----------
NET ASSETS--100.0%                                               $52,958,539
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,298,918 and gross depreciation of $70,472 for federal income tax purposes. At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $44,888,305.
(b) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign Security Country Determination" in the Notes to Financial Statements.
(c) The rate shown is the discount rate.


                        See Notes to Financial Statements

Phoenix Global Utilities Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007

ASSETS
Investment securities at value,
  (Identified cost $44,883,554)                                     $52,116,751
Cash                                                                      1,185
Receivables
Investment securities sold                                              557,017
  Fund shares sold                                                      427,781
  Dividends                                                             185,321
  Tax reclaims                                                            9,713
Trustee retainer                                                            113
Prepaid expenses                                                         11,607
Other assets                                                              2,991
                                                                    -----------
      Total assets                                                   53,312,479
                                                                    -----------

LIABILITIES
Payables
   Fund shares repurchased                                              268,366
   Professional fee                                                      34,097
   Investment advisory fee                                               19,783
   Distribution and service fees                                         11,431
   Trustee deferred compensation plan                                     2,991
   Administration fee                                                     2,880
   Transfer agent fee                                                     1,396
   Other accrued expenses                                                12,996
                                                                    -----------
      Total liabilities                                                 353,940
                                                                    -----------
NET ASSETS                                                          $52,958,539
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $44,880,834
Undistributed net investment income                                     232,742
Accumulated net realized gain                                           610,866
Net unrealized appreciation                                           7,234,097
                                                                    -----------
NET ASSETS                                                          $52,958,539
                                                                    ===========
CLASS A
Net asset value per share (net assets/shares outstanding)                $13.66
Maximum offering price per share $13.66/(1-5.75%)                        $14.49
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                            3,746,341
Net Assets                                                          $51,189,566

CLASS C
Net asset value and offering price per share                             $13.62
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                              129,867
Net Assets                                                          $ 1,768,973





                            STATEMENT OF OPERATIONS
                           YEAR ENDED APRIL 30, 2007

INVESTMENT INCOME
Dividends                                                            $1,367,850
Interest                                                                 26,301
Foreign taxes withheld                                                  (79,673)
                                                                     ----------
      Total investment income                                         1,314,478
                                                                     ----------

EXPENSES
Investment advisory fee                                                 177,425
Service fees, Class A                                                    65,010
Distribution and service fees, Class C                                   12,921
Financial agent fee                                                       2,105
Administration fee                                                       20,441
Professional                                                             29,288
Custodian                                                                22,178
Transfer agent                                                           19,477
Registration                                                             18,207
Printing                                                                 14,543
Trustees                                                                  9,528
Miscellaneous                                                             2,401
                                                                     ----------
      Total expenses                                                    393,524
Less expenses reimbursed by investment adviser                          (64,311)
Custodian fees paid indirectly                                             (634)
                                                                     ----------
      Net expenses                                                      328,579
                                                                     ----------
NET INVESTMENT INCOME (LOSS)                                            985,899
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                 803,822
Net realized gain (loss) on foreign currency transactions                  (473)
Net change in unrealized appreciation (depreciation)
   on investments                                                     6,716,650
Net change in unrealized appreciation (depreciation)
   on foreign currency translations                                         (40)
                                                                     ----------
NET GAIN (LOSS) ON INVESTMENTS                                        7,519,959
                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                   $8,505,858
                                                                     ==========


                        See Notes to Financial Statements
10

Phoenix Global Utilities Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                        Year Ended          Year Ended
                                                                                      April 30, 2007      April 30, 2006
                                                                                      ----------------    --------------
FROM OPERATIONS
   Net investment income (loss)                                                         $   985,899        $   512,977
   Net realized gain (loss)                                                                 803,349           (178,934)
   Net change in unrealized appreciation (depreciation)                                   6,716,610            471,782
                                                                                        -----------        -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            8,505,858            805,825
                                                                                        -----------        -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                          (787,017)          (443,550)
   Net investment income, Class C                                                           (33,844)           (26,897)
                                                                                        -----------        -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                               (820,861)          (470,447)
                                                                                        -----------        -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,533,206 and 851,048 shares, respectively)            31,312,481          8,976,731
   Net asset value of shares issued from reinvestment of distributions
      (67,147 and 42,167 shares, respectively)                                              780,187            438,363
   Cost of shares repurchased (203,122 and 152,471 shares, respectively)                 (2,538,162)        (1,574,762)
                                                                                        -----------        -----------
Total                                                                                    29,554,506          7,840,332
                                                                                        -----------        -----------
CLASS C
   Proceeds from sales of shares (52,411 and 101,019 shares, respectively)                  649,463          1,044,198
   Net asset value of shares issued from reinvestment of distributions
      (2,552 and 1,766 shares, respectively)                                                 28,600             18,319
   Cost of shares repurchased (29,962 and 30,528 shares, respectively)                     (365,921)          (324,105)
                                                                                        -----------        -----------
Total                                                                                       312,142            738,412
                                                                                        -----------        -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                             29,866,648          8,578,744
                                                                                        -----------        -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                 37,551,645          8,914,122

NET ASSETS
   Beginning of period                                                                   15,406,894          6,492,772
                                                                                        -----------        -----------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
      OF $232,742 AND $68,177, RESPECTIVELY)                                            $52,958,539        $15,406,894
                                                                                        ===========        ===========

                        See Notes to Financial Statements

Phoenix Global Utilities Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                    CLASS A
                                                  ------------------------------------------------
                                                                                 FROM INCEPTION
                                                     YEAR ENDED APRIL 30,     DECEMBER 30, 2004 TO
                                                   2007              2006        APRIL 30, 2005
                                                  ------------------------       --------------
Net asset value, beginning of period              $10.60            $10.13           $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (2)                 0.44              0.42             0.13
   Net realized and unrealized gain (loss)          3.03              0.44             0.08
                                                  ------            ------           ------
      TOTAL FROM INVESTMENT OPERATIONS              3.47              0.86             0.21
                                                  ------            ------           ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.41)            (0.39)           (0.08)
                                                  ------            ------           ------
      TOTAL DISTRIBUTIONS                          (0.41)            (0.39)           (0.08)
                                                  ------            ------           ------
Change in net asset value                           3.06              0.47             0.13
                                                  ------            ------           ------
NET ASSET VALUE, END OF PERIOD                    $13.66            $10.60           $10.13
                                                  ======            ======           ======
Total return (1)                                   33.74%             8.66%            2.09% (4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $51,190           $14,298           $6,163
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                           1.17%             1.15%            1.15% (3)
   Gross operating expenses                         1.40%             2.72%            5.59% (3)
   Net investment income (loss)                     3.64%             4.06%            3.81% (3)
Portfolio turnover                                    21%               40%              17% (4)



                                                                    CLASS C
                                                  ------------------------------------------------
                                                                                 FROM INCEPTION
                                                     YEAR ENDED APRIL 30,     DECEMBER 30, 2004 TO
                                                   2007              2006        APRIL 30, 2005
                                                  ------------------------       --------------
Net asset value, beginning of period              $10.57            $10.12           $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  0.37              0.35             0.12
   Net realized and unrealized gain (loss)          3.01              0.43             0.07
                                                  ------            ------           ------
      TOTAL FROM INVESTMENT OPERATIONS              3.38              0.78             0.19
                                                  ------            ------           ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.33)            (0.33)           (0.07)
                                                  ------            ------           ------
      TOTAL DISTRIBUTIONS                          (0.33)            (0.33)           (0.07)
                                                  ------            ------           ------
Change in net asset value                           3.05              0.45             0.12
                                                  ------            ------           ------
NET ASSET VALUE, END OF PERIOD                    $13.62            $10.57           $10.12
                                                  ======            ======           ======
Total return (1)                                   32.55%             7.87%            1.88% (4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $1,769            $1,108             $330
Ratio to average net assets of:
   Net operating expenses                           1.91%             1.90%            1.90% (3)
   Gross operating expenses                         2.19%             3.54%            8.16% (3)
   Net investment income (loss)                     3.11%             3.38%            3.58% (3)
Portfolio turnover                                    21%               40%              17% (4)

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements
12

PHOENIX INCOME & GROWTH FUND


PORTFOLIO MANAGERS' REPORT, DAVID ALBRYCHT, CFA (FIXED INCOME) AND STEVEN L. COLTON (EQUITIES)

For the Fund's fiscal year ended April 30, 2007,

o Class A shares returned 10.93%; the S&P 500(R) a broad-based equity index returned 15.24%; the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 7.36%; the Fund's style-specific benchmark, the Income & Growth Fund Composite Index, returned 11.30%.

ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

FIXED INCOME MARKET'S PERFORMANCE:

o The broad U.S. fixed income market, as represented by the Lehman Brothers(R) Aggregate Bond Index, returned 7.36% for the fiscal year ended April 30, 2007.

o In each of the first two meetings of the fiscal year, the Federal Reserve
  (Fed) raised the federal funds rate by 25 basis points, until it reached 5.25%. In August, the Fed finally paused after 17 consecutive interest rate increased (since 2004). In the next seven meetings, the Fed held interest rates steady, keeping its target rate at 5.25%.

o Since the beginning of the fiscal year, interest rates have declined across most of the yield curve, with the sharpest drop coming at the long end of the curve. The fixed income market rallied as declining rates and the expectation of the Fed keeping interest rate increases on hold created a more favorable environment.

o Treasuries underperformed, as spread sectors benefited from a benign credit environment as defaults remained low. The best performing sectors of the bond market were corporate high-yield and emerging markets, both of which benefited from improved credit fundamentals. Among investment-grade sectors, Yankee investment-grade securities were the top performers, as improving country fundamentals spurred by high commodity prices, helped the sector.

EQUITY MARKET'S PERFORMANCE:

o Domestic equity markets posted positive returns for the fiscal year ended April 30, 2007, as increasing economic growth, rising earnings and relatively low interest rates created a favorable climate for U.S. stocks.

o The Standard & Poor's 500(R) Index, which is representative of large capitalization stocks, returned 15.24%. The small-cap benchmark, the Russell 2000(R) Index, returned 7.83%. From a style perspective, "value" stocks outperformed their "growth" competitors. The Russell 1000(R) Growth Index gained 12.25%. Overseas stocks were the leaders: The broad-based MSCI(R) EAFE(R) Index advanced 20.32%.

THE FUND'S PERFORMANCE:

The FIXED INCOME segment of the Fund outperformed its benchmark for the fiscal year ended April 30, 2007, benefiting from its allocation to spread sectors, such as emerging markets and high yield.

o Emerging markets benefited from strong country fundamentals and less concern in the market that the Fed would continue to raise interest rates. The Fund's exposure to emerging markets and its allocation to some of the top performing emerging market countries, such as Brazil and the Philippines, contributed positively to performance.

o The high-yield sector benefited from strong company fundamentals and low default rates. The Fund's underweight to U.S. Treasuries, the worst bond market sector, also drove returns. In a year where the fixed income performance of the Fund was positive, the small allocation to non-U.S. dollar underperformed.

The EQUITY PORTION of the portfolio benefited the most from sector positioning in consumer discretionary, consumer staples and information technology.

o The top five individual stock contributors were Exxon Mobil, AT&T, International Business Machines (IBM), Microsoft and Cisco Systems.

Sector positioning in utilities, materials and industrials has an adverse impact on the Fund's performance relative to its equity benchmark.

o The bottom five Fund holdings were Motorola, advanced Micro Devices, Black & Decker, Omni Vision Technologies and US Airways Group.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 2.

Phoenix Income & Growth Fund

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS(1)                       PERIODS ENDING 4/30/07
--------------------------------------------------------------------------------


                                                                                     INCEPTION     INCEPTION
                                                1 YEAR     5 YEARS    10 YEARS    TO 4/30/07(5)       DATE
                                                -------    -------    --------    ------------     ----------
    Class A Shares at NAV(2)                     10.93%      6.56%      6.16%           --                --
    Class A Shares at POP(3,4)                    4.55       5.31       5.53            --                --

    Class B Shares at NAV(2)                     10.04       5.76       5.36            --                --
    Class B Shares with CDSC(4)                   6.04       5.76       5.36            --                --

    Class C Shares at NAV(2)                     10.06       5.79         --          3.69           8/26/99
    Class C Shares with CDSC(4)                  10.06       5.79         --          3.69           8/26/99

    S&P 500(R) Index                             15.24       8.54       8.07          2.75           8/26/99

    Lehman Brothers Aggregate Bond Index          7.36       5.06       6.35          6.14           8/26/99

    Income & Growth Fund Composite Index         11.30       7.03       7.56          4.75           8/26/99


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE INCEPTION TO 4/30/07 INDEX RETURNS APPLY TO CLASS C SHARES.

--------------------------------------------------------------------------------
  GROWTH OF $10,000                                        PERIODS ENDING 4/30
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 4/30/97 in Class A shares and Class B shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares includes applicable CDSC charges which decline from 5% to 0% over a five-year period. The performance of the other share class will be greater or less than that shown based on the difference in inception date, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.




[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                Phoenix               Phoenix
            Income & Growth       Income & Growth                                                   Income & Growth
                  Fund                  Fund            S&P 500(R)         Lehman Brothers                Fund
                Class A               Class B             Index          Aggregate Bond Index       Composite Index
            ----------------      ---------------       ----------       --------------------       ---------------
4/30/97         $ 9,425               $10,000            $10,000                $10,000                 $10,000
4/30/98          11,486                12,103             14,127                 11,091                  12,550
4/30/99          12,286                12,851             17,209                 11,787                  14,368
4/28/00          12,808                13,289             18,980                 11,935                  15,233
4/30/01          12,852                13,239             16,509                 13,413                  15,135
4/30/02          12,466                12,740             14,424                 14,465                  14,756
4/30/03          12,129                12,304             12,506                 15,979                  14,546
4/30/04          13,633                13,732             15,367                 16,270                  16,295
4/29/05          14,387                14,377             16,339                 17,125                  17,257
4/28/06          15,441                15,322             18,858                 17,247                  18,619
4/28/07          17,129                16,860             21,732                 18,516                  20,724

For information regarding the indexes, see the glossary on page 2.

Phoenix Income & Growth Fund

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS                                                    4/30/07
--------------------------------------------------------------------------------

As a percentage of total investments


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Domestic Common Stock                       48%
Non-Agency Mortgage-Backed Securities       15
Agency Mortgage-Backed Securities           10
Domestic Corporate Bonds                     7
U.S. Government Securities                   4
Foreign Corporate Bonds                      3
Asset-Backed Securities                      3
Other (includes short-term investments)     10


                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2007


                                                  PAR VALUE
                                                    (000)           VALUE
                                                  ----------     -----------

U.S. GOVERNMENT SECURITIES--3.6%

U.S. TREASURY BONDS--1.5%
U.S. Treasury Bond 5.375%, 2/15/31 ..........       $  600       $    642,656
U.S. Treasury Bond 4.50%, 2/15/36 ...........        1,930          1,830,182
U.S. Treasury Bond 4.75%, 2/15/37 ...........        2,200          2,176,282
                                                                 ------------
                                                                    4,649,120
                                                                 ------------
U.S. TREASURY NOTES--2.1%
U.S. Treasury Note 4.625%, 8/31/11 ..........          350            351,627
U.S. Treasury Note 4.625%, 2/29/12 ..........        4,000          4,018,124
U.S. Treasury Note 4.625%, 2/15/17 ..........        1,870          1,869,123
                                                                 ------------
                                                                    6,238,874
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $10,830,081)                                      10,887,994
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--10.1%
FHLMC 5.50%, 12/15/19 .......................          351            352,604
FNMA 5%, 6/1/18 .............................        1,438          1,421,596
FNMA 5%, 12/1/18 ............................        1,992          1,968,948
FNMA 4.50%, 6/1/19 ..........................        2,099          2,035,497
FNMA 4%, 7/1/19 .............................          675            638,905
FNMA 5%, 8/1/20 .............................          400            394,818
FNMA 6%, 11/1/31 ............................          354            358,811
FNMA 5%, 4/1/34 .............................        2,055          1,989,086
FNMA 5%, 5/1/34 .............................          727            703,730



                                                  PAR VALUE
                                                    (000)           VALUE
                                                  ----------     -----------

FNMA 5.50%, 6/1/34 ..........................       $3,853       $  3,818,341
FNMA 5.50%, 7/1/34 ..........................        3,854          3,818,641
FNMA 6%, 7/1/34 .............................          617            623,827
FNMA 6%, 5/1/35 .............................          895            901,943
FNMA 5%, 6/1/35 .............................        3,716          3,594,024
FNMA 5.50%, 6/1/35 ..........................          635            628,032
FNMA 5.50%, 8/1/35 ..........................          335            331,331
FNMA 5%, 11/1/35 ............................        2,132          2,061,970
FNMA 5%, 3/1/36 .............................          212            204,471
FNMA 5.50%, 5/1/36 ..........................          208            205,559
FNMA 6%, 10/1/36 ............................          876            882,806
FNMA 5.50%, 12/1/36 .........................        1,571          1,553,731
FNMA 04-W6, 1A4, 5.50%, 7/25/34 .............          674            676,619
GNMA 6.50%, 11/15/23 ........................          139            142,838
GNMA 6.50%, 11/15/23 ........................           14             14,818
GNMA 6.50%, 11/15/23 ........................          142            146,683
GNMA 6.50%, 11/15/23 ........................           85             87,590
GNMA 6.50%, 12/15/23 ........................          176            181,052
GNMA 6.50%, 12/15/23 ........................           93             95,339
GNMA 6.50%, 12/15/23 ........................          172            177,383
GNMA 6.50%, 3/15/24 .........................          120            124,008
GNMA 6.50%, 4/15/24 .........................           46             47,133
GNMA 6.50%, 7/15/24 .........................          651            670,824

-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $31,176,542)                                      30,852,958
-----------------------------------------------------------------------------

                        See Notes to Financial Statements
16

Phoenix Income & Growth Fund


                                                  PAR VALUE
                                                    (000)           VALUE
                                                  ----------     -----------

MUNICIPAL BONDS--3.1%

CALIFORNIA--1.4%
Alameda Corridor Transportation Authority
Taxable Series C 6.50%, 10/1/19
(MBIA Insured) ..............................       $4,000       $  4,345,720

FLORIDA--0.1%
Miami-Dade County Educational Authority
Taxable Series C 5.48%, 4/1/16 ..............          230            227,438

PENNSYLVANIA--1.5%
City of Pittsburgh Pension Obligation Taxable
Series C 6.50%, 3/1/17 (FGIC Insured) .......        4,250          4,602,495


TEXAS--0.1%
Dallas-Fort Worth International Airport
Facilities Improvement Corp. Taxable 6.40%,
11/1/07 (MBIA Insured) ......................          200            201,224

-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $9,260,260)                                        9,376,877
-----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--1.4%
FHLMC 5.375%, 1/9/14 ........................        1,110          1,108,650
FHLMC 5.20%, 3/5/19 .........................        1,870          1,837,210
FHLMC 5.30%, 5/12/20 ........................        1,500          1,465,954

-----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,401,885)                                        4,411,814
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--3.1%
AmeriCredit Automobile Receivables Trust
03-BX, A4A 2.72%, 1/6/10 ....................           98             97,345

Associates Manufactured Housing Pass Through
Certificate 97-2, A6 7.075%, 3/15/28(c) .....          471            479,651

Bayview Financial Acquisition Trust 06-A, 1A2
5.483%, 2/28/41(c) ..........................          488            485,520

Bombardier Capital Mortgage Securitization
Corp. 99-A, A3 5.98%, 1/15/18 ...............          578            540,758

Capital One Auto Finance Trust 07-B, A3A 5.03%,
4/15/12 .....................................          975            974,872

Carmax Auto Owner Trust 05-2, A4 4.34%,
9/15/10 .....................................          300            296,286

GMAC Mortgage Corp. Loan Trust 05-HE2, A3
4.622%, 11/25/35(c) .........................          749            741,571

JPMorgan Mortgage Acquisition Corp. 06-CW2,
AF3 5.777%, 8/25/36(c) ......................          605            606,216



                                                  PAR VALUE
                                                    (000)           VALUE
                                                  ----------     -----------

JPMorgan Mortgage Acquisition Corp. 06-CW2,
AF4 6.08%, 8/25/36(c) .......................       $  689       $    693,218

Long Beach Auto Receivables Trust 04-A, A2
2.841%, 7/15/10(c) ..........................          617            606,274

Renaissance Home Equity Loan Trust 06-1,
AF2 5.533%, 5/25/36(c) ......................        1,200          1,195,235

Residential Funding Mortgage Securities II,
Inc. 04-HI3, A4 4.63%, 1/25/20 ..............        1,234          1,222,996

Residential Funding Mortgage Securities II,
Inc. 06-HSA1, A3 5.23%, 2/25/36(c) ..........          810            797,085

Wachovia Auto Loan Owner Trust 06-2A, A3
144A 5.23%, 8/22/11(b) ......................          800            800,024

-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $9,588,750)                                        9,537,051
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--7.3%

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. 8.25%,
7/15/07 .....................................          500            502,331

AIRLINES--0.8%
American Airlines, Inc. 01-1 6.977%, 11/23/22          780            778,045

Continental Airlines, Inc. 98-1A 6.648%,
3/15/19 .....................................          579            600,707

JetBlue Airways Corp. 04-1, 9.605%, 3/15/08(c)         613            621,917
United Airlines, Inc. 01-1 6.071%, 9/1/14 ...          437            439,858
                                                                 ------------
                                                                    2,440,527
                                                                 ------------
APPLICATION SOFTWARE--0.0%
Intuit, Inc. 5.75%, 3/15/17 .................           80             79,222

BROADCASTING & CABLE TV--0.1%
Comcast Corp. 5.30%, 1/15/14 ................          250            247,897

BUILDING PRODUCTS--0.1%
Masco Corp. 5.85%, 3/15/17 ..................          200            197,480
Owens Corning, Inc. 144A 6.50%, 12/1/16(b) ..           70             71,342
                                                                 ------------
                                                                      268,822
                                                                 ------------
CONSTRUCTION MATERIALS--0.1%
CRH America, Inc. (Ireland) 6%, 9/30/16(d) ..          310            316,907

CONSUMER FINANCE--1.0%
Ford Motor Credit Co. LLC 8.625%, 11/1/10 ...          190            194,655
Ford Motor Credit Co. LLC 9.875%, 8/10/11 ...          250            266,446
Ford Motor Credit Co. LLC 9.806%, 4/15/12(c)            65             69,469
GMAC LLC 6.875%, 9/15/11 ....................          325            326,396
GMAC LLC 6.75%, 12/1/14 .....................          120            118,511
SLM Corp. 3.70%, 2/1/10(c) ..................        2,250          2,061,720
                                                                 ------------
                                                                    3,037,197
                                                                 ------------

                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                  PAR VALUE
                                                    (000)           VALUE
                                                  ----------     -----------

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Convergys Corp. 4.875%, 12/15/09 ............       $  750       $    737,741

DIVERSIFIED BANKS--0.5%
National Capital Trust II 144A 5.486%,
12/29/49(b)(c) ..............................        1,000            978,517

Wachovia Corp. 4.875%, 2/15/14 ..............          435            423,583
                                                                 ------------
                                                                    1,402,100
                                                                 ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
International Lease Finance Corp. 4.75%,
1/13/12 .....................................          375            368,992

ELECTRIC UTILITIES--0.7%
Entergy Gulf States, Inc. 3.60%, 6/1/08 .....          800            784,127
Entergy Gulf States, Inc. 5.70%, 6/1/15 .....        1,000            985,815
Southern Power Co. Series D 4.875%, 7/15/15 .          335            320,025
                                                                 ------------
                                                                    2,089,967
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Mettler-Toledo International, Inc. 4.85%,
11/15/10 ....................................        1,000            979,903

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc. 6.125%,
2/15/14 .....................................          500            493,125

FOOD RETAIL--0.1%
Kroger Co. (The) 6.80%, 12/15/18 ............          150            155,099

GAS UTILITIES--0.2%
AmeriGas Partners LP 7.25%, 5/20/15 .........          500            511,250

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc. 6.125%, 1/15/16 .....          350            353,839

HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd. 7.25%, 6/15/16 .          340            345,987

HOUSEHOLD PRODUCTS--0.1%
Procter & Gamble Co. 5.55%, 3/5/37 ..........          325            320,311

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
AT&T, Inc. 5.625%, 6/15/16 ..................          550            554,056
Embarq Corp. 7.082%, 6/1/16 .................          240            247,953
Verizon Communications, Inc. 4.90%, 9/15/15 .          275            264,219
                                                                 ------------
                                                                    1,066,228
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--0.1%
Merrill Lynch & Co., Inc. 6.11%, 1/29/37 ....          415            412,277

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12 ............          245            260,900

MULTI-UTILITIES--0.1%
Dominion Resources, Inc. 5%, 3/15/13 ........          185            181,218

OFFICE ELECTRONICS--0.1%
Xerox Corp. 6.75%, 2/1/17 ...................          385            405,939



                                                  PAR VALUE
                                                    (000)           VALUE
                                                  ----------     -----------

OFFICE REITS--0.1%
HRPT Properties Trust 5.75%, 11/1/15 ........       $  325       $    328,026

OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc. 4.75%, 5/15/18 ...........          450            418,473

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Apache Corp. 6%, 1/15/37 ....................          435            437,978

OIL & GAS STORAGE & TRANSPORTATION--0.3%
Kinder Morgan Management LLC 5.70%, 1/5/16 ..          930            890,665
TEPPCO Partners LP 7.625%, 2/15/12 ..........          150            162,443
                                                                 ------------
                                                                    1,053,108
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.3%
General Electric Capital Corp. 5.375%,
10/20/16 ....................................          800            802,069

PAPER PRODUCTS--0.1%
Abitibi-Consolidated Finance LP 7.875%,
8/1/09 ......................................          170            170,850

Verso Paper Holdings LLC and Verso Paper,
Inc. 144A 9.106%, 8/1/14(b)(c) ..............          107            110,745
                                                                 ------------
                                                                      281,595
                                                                 ------------
REGIONAL BANKS--0.2%
Rabobank Capital Funding II 144A 5.26%,
12/29/49(b)(c) ..............................          500            487,153

Zions Bancorp 5.65%, 5/15/14 ................          250            251,783
                                                                 ------------
                                                                      738,936
                                                                 ------------
SEMICONDUCTORS--0.1%
Freescale Semiconductor, Inc. 144A 10.125%,
12/15/16(b) .................................          395            400,925

TOBACCO--0.2%
Reynolds American, Inc. 7.30%, 7/15/15 ......          550            590,019

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. Series F 5.95%,
3/15/14 .....................................          450            443,007

-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $22,546,165)                                      22,471,915
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--14.9%
Banc of America Alternative Loan Trust 06-9,
A1 6%, 1/25/37 ..............................        1,496          1,498,426

Bear Stearns Adjustable Rate Mortgage Trust
05-12, 13A1 5.463%, 2/25/36(c) ..............          810            804,017

Bear Stearns Commercial Mortgage Securities
06-PW12, A4 5.895%, 9/11/38(c) ..............          880            905,633


                        See Notes to Financial Statements
18

Phoenix Income & Growth Fund


                                                  PAR VALUE
                                                    (000)           VALUE
                                                  ----------     -----------

Citigroup Mortgage Loan Trust, Inc. 05-5,
2A3 5%, 8/25/35 .............................       $  755       $    741,049

Citigroup/Deutsche Bank Commercial Mortgage
Trust 05-CD1, AM 5.40%, 7/15/44(c) ..........          600            596,312

Citigroup/Deutsche Bank Commercial Mortgage
Trust 06-CD2, A4 5.545%, 1/15/46(c) .........        1,420          1,426,212

Countrywide Home Loan Mortgage Pass-Through
Trust 04-13, 1A1 5.50%, 8/25/34 .............          961            958,986

Countrywide Home Loan Mortgage Pass-Through
Trust 07-1, A2 6%, 2/25/37 ..................          295            295,345

Credit Suisse First Boston Mortgage
Securities Corp. 05-12, 6A1 6%, 1/25/36 .....        1,306          1,306,194

Credit Suisse First Boston Mortgage
Securities Corp. 98-C1 B 6.59%, 5/17/40 .....        3,000          3,033,808

Credit Suisse Mortgage Capital Certificates
06-C1, A4 5.609%, 2/15/39(c) ................        2,050          2,077,433

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ..........................          915            900,149

DLJ Commercial Mortgage Corp. 98-CF2, A1B
6.24%, 11/12/31 .............................        1,354          1,364,828

First Horizon Assets Securities, Inc. 05-AR1,
2A1 5.016%, 4/25/35(c) ......................          963            963,734

GMAC Commercial Mortgage Securities, Inc.
97-C2, A3 6.566%, 4/15/29 ...................           10              9,670

Greenwich Capital Commercial Funding Corp.
04-GG1, A7 5.317%, 6/10/36(c) ...............        4,100          4,113,221

GS Mortgage Securities Corp. II 05-GG4, AJ
4.782%, 7/10/39 .............................          950            908,760

GS Mortgage Securities Corp. II 99-C1, A2
6.11%, 11/18/30(c) ..........................        1,537          1,545,761

IndyMac Index Mortgage Loan Trust 05-AR8,
B4 7.07%, 4/25/35(c) ........................          444            414,886

JPMorgan Chase Commercial Mortgage Securities
Corp. 01-CIBC, A3 6.26%, 3/15/33 ............        1,082          1,114,347

JPMorgan Mortgage Trust 05-S3, 2A2 5.50%,
1/25/21 .....................................          710            706,945
Lehman Brothers - UBS Commercial Mortgage
Trust 04-C7, A6 4.786%, 10/15/29(c) .........        1,800          1,748,559



                                                  PAR VALUE
                                                    (000)           VALUE
                                                  ----------     -----------

Lehman Brothers - UBS Commercial Mortgage
Trust 06-C6, A4 5.372%, 9/15/39 .............       $  775       $    776,453

Lehman Brothers - UBS Commercial Mortgage
Trust 07-C2, A2 5.303%, 5/15/49 .............        1,550          1,564,592

Lehman XS Net Interest Margin 06-GPM5, A1
144A 6.25%, 10/28/46(b) .....................          930            929,380

MASTR Resecuritization Trust 05-1 144A 5%,
10/28/34(b) .................................          507            482,211

Merrill Lynch Mortgage Trust 06-C1, AM
5.843%, 5/12/39(c) ..........................          850            869,852

Morgan Stanley Capital I 06-T23, A4 5.983%,
8/12/41(c) ..................................          955            991,444

Residential Accredit Loans, Inc. 06-QA1, A21
5.984%, 1/25/36(c) ..........................        1,394          1,409,714

Residential Funding Mortgage Securities I,
Inc. 05-SA1, 2A 4.864%, 3/25/35(c) ..........        1,046          1,038,874

Structured Asset Securities Corp. 03-32, 1A1
5.228%, 11/25/33(c) .........................          739            717,183

Structured Asset Securities Corp. 05-17, 1A6
5.50%, 10/25/35 .............................          968            951,562

Timberstar Trust 06-1A A 144A 5.668%,
10/15/36(b) .................................          800            809,625

Wells Fargo Mortgage Backed Securities Trust
04-EE, 2A3 3.989%, 12/25/34(c) ..............        1,004            984,350

Wells Fargo Mortgage Backed Securities Trust
05-14, 2A1 5.50%, 12/25/35 ..................        1,643          1,612,013

Wells Fargo Mortgage Backed Securities Trust
05-5, 1A1 5%, 5/25/20 .......................        1,572          1,539,017

Wells Fargo Mortgage Backed Securities Trust
05-AR10, 2A16 4.109%, 6/25/35(c) ............        1,000            975,313

Wells Fargo Mortgage Backed Securities Trust
05-AR16, 6A3 5%, 10/25/35(c) ................          713            706,993

Wells Fargo Mortgage Backed Securities Trust
05-AR4, 2A1 4.522%, 4/25/35(c) ..............        1,469          1,457,387

-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $45,690,194)                                      45,250,238
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                  PAR VALUE
                                                    (000)           VALUE
                                                  ----------     -----------

FOREIGN GOVERNMENT SECURITIES--2.0%

BRAZIL--0.4%
Federative Republic of Brazil 7.875%, 3/7/15        $  500       $    573,750
Federative Republic of Brazil 12.50%, 1/5/22           600(f)         371,621
Federative Republic of Brazil 11%, 8/17/40 ..          200            271,650
                                                                 ------------
                                                                    1,217,021
                                                                 ------------
CANADA--0.2%
Commonwealth of Canada 4.25%, 9/1/09 ........          890(g)         803,734

GERMANY--0.2%
Federal Republic of Germany 144A 3.25%,
4/17/09(b) ..................................          420(h)         563,872

MEXICO--0.1%
United Mexican States Series MI10 9.50%,
12/18/14 ....................................        3,600(i)         362,469

NORWAY--0.2%
Kingdom of Norway 5.50%, 5/15/09 ............        3,200(j)         544,106

PHILIPPINES--0.1%
Republic of Philippines 10.625%, 3/16/25 ....           75            107,438
Republic of Philippines 6.375%, 1/15/32 .....          170            166,387
                                                                 ------------
                                                                      273,825
                                                                 ------------
RUSSIA--0.3%
Russian Federation RegS 7.50%, 3/31/30(c)(e)           746            848,391

SWEDEN--0.2%
Kingdom of Sweden Series 1043 5%, 1/28/09 ...        3,600(k)         546,390

TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago RegS 9.875%,
10/1/09(e) ..................................          140            153,650

TURKEY--0.1%
Republic of Turkey 12.375%, 6/15/09 .........          200            228,750
Republic of Turkey 7%, 6/5/20 ...............          220            224,264
                                                                 ------------
                                                                      453,014
                                                                 ------------
UKRAINE--0.1%
Republic of Ukraine, Ministry of Finance
144A 6.58%, 11/21/16(b) .....................          320            325,600

-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $5,881,267)                                        6,092,072
-----------------------------------------------------------------------------



                                                  PAR VALUE
                                                    (000)           VALUE
                                                  ----------     -----------

FOREIGN CORPORATE BONDS(d)--3.5%

ARUBA--0.1%
UFJ Finance AEC 6.75%, 7/15/13 ..............       $  325       $    350,296

AUSTRALIA--0.2%
United Energy Distribution Holdings Property
Ltd. 144A 5.45%, 4/15/16(b) .................          500            497,538

Westfield Capital Corp./Westfield Finance
Authority 144A 5.125%, 11/15/14(b) ..........          200            196,144
                                                                 ------------
                                                                      693,682
                                                                 ------------
BRAZIL--0.1%
Vale Overseas Ltd. 6.25%, 1/23/17 ...........          170            174,336

CANADA--0.2%
Catalyst Paper Corp. 7.375%, 3/1/14 .........          210            201,075
European Investment Bank 144A 4.60%, 1/30/37(b)        380(g)         341,688
                                                                 ------------
                                                                      542,763
                                                                 ------------
CHILE--0.7%
Banco Santander Chile 144A 5.375%, 12/9/14(b)          325            324,881

Celulosa Arauco y Constitucion S.A. 5.625%,
4/20/15 .....................................          435            429,915

Petropower I Funding Trust 144A 7.36%,
2/15/14(b) ..................................        1,267          1,306,787
                                                                 ------------
                                                                    2,061,583
                                                                 ------------
GERMANY--0.3%
Deutsche Bank AG NY Series GS 4.10%,
3/22/12(c) ..................................        1,000            952,300

KAZAKHSTAN--0.2%
Kazkommerts International BV 144A 7%,
11/3/09(b) ..................................          500            508,125

MEXICO--0.2%
Pemex Project Funding Master Trust 5.75%,
12/15/15 ....................................          500            507,750

Vitro S.A. de C.V. 144A 8.625%, 2/1/12(b) ...          105            109,358
                                                                 ------------
                                                                      617,108
                                                                 ------------

PHILIPPINES--0.1%
National Power Corp. 9.625%, 5/15/28 ........          270            336,150

RUSSIA--0.2%
Gazprom OAO (Gaz Capital SA) 144A 6.212%,
11/22/16(b) .................................          610            617,930

Gazprom OAO (Gaz Capital SA) 144A 6.51%,
3/7/22(b) ...................................          125            128,594
                                                                 ------------
                                                                      746,524
                                                                 ------------

                        See Notes to Financial Statements
20

Phoenix Income & Growth Fund


                                                  PAR VALUE
                                                    (000)           VALUE
                                                  ----------     -----------

SINGAPORE--0.2%
DBS Bank Ltd. 144A 5%, 11/15/19(b)(c) .......       $  700       $    683,264

SOUTH KOREA--0.1%
Korea Development Bank 3.875%, 3/2/09 .......          350            342,285

TURKEY--0.1%
Bosphorus Financial Services Ltd. 144A 7.16%,
2/15/12(b)(c) ...............................          250            252,523

UNITED ARAB EMIRATES--0.1%
Abu Dhabi National Energy Co. 144A 5.875%,
10/27/16(b) .................................          355            358,721

UNITED KINGDOM--0.5%
HBOS plc 144A 5.375%, 11/29/49(b)(c) ........          750            744,519

Tate & Lyle International Finance plc 144A
6.625%, 6/15/16(b) ..........................          325            336,080

Vodafone Group plc 5%, 9/15/15 ..............          175            168,502
Vodafone Group plc 6.15%, 2/27/37 ...........          160            157,746
                                                                 ------------
                                                                    1,406,847
                                                                 ------------
UNITED STATES--0.2%
Merrill Lynch & Co., Inc. 10.71%, 3/8/17 ....          280(f)         143,371
Morgan Stanley 144A 10.09%, 5/3/17(b) .......          750(f)         369,258
                                                                 ------------
                                                                      512,629
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $10,508,551)                                      10,539,136
-----------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(c)--0.4%
ADVERTISING--0.0%
Lamar Media Corp. Tranche F 6.86%, 3/31/14 ..           45             45,225

ALTERNATIVE CARRIERS--0.0%
Level 3 Communications, Inc. Tranche B
7.605%, 3/13/14 .............................           23             23,086

BROADCASTING & CABLE TV--0.1%
Charter Communications Operating LLC Tranche B
7.33%, 3/6/14 ...............................          325            324,797

DIVERSIFIED METALS & MINING--0.2%
Compass Minerals Group, Inc. Tranche B 6.865%,
12/22/12 ....................................          218            217,937

Freeport-McMoRan Copper & Gold, Inc.
Tranche B (Indonesia) 7.10%, 3/19/14(d) .....          275            276,031
                                                                 ------------
                                                                      493,968
                                                                 ------------



                                                  PAR VALUE
                                                    (000)           VALUE
                                                  ----------     -----------

HEALTH CARE FACILITIES--0.0%
Health Management Associates, Inc. Tranche B
7.85%, 2/28/14 ..............................       $   50       $     50,250

HOUSEWARES & SPECIALTIES--0.1%
Tupperware Brands Corp. Tranche B
6.86%, 12/1/12 ..............................          217            216,595

PAPER PRODUCTS--0.0%
Domtar, Inc. Tranche B 6.723%, 3/7/14 .......           75             74,906

-----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $1,227,866)                                        1,228,827
-----------------------------------------------------------------------------

                                                    SHARES
                                                    ------
DOMESTIC COMMON STOCKS--48.5%

AEROSPACE & DEFENSE--1.9%
Boeing Co. (The) ............................        4,700            437,100
General Dynamics Corp. ......................        4,700            368,950
Honeywell International, Inc. ...............       16,700            904,806
Lockheed Martin Corp. .......................       11,600          1,115,224
Northrop Grumman Corp. ......................        7,500            552,300
Raytheon Co. ................................        8,500            455,090
United Technologies Corp. ...................       30,300          2,034,039
                                                                 ------------
                                                                    5,867,509
                                                                 ------------
AIR FREIGHT & LOGISTICS--0.2%
FedEx Corp. .................................        4,000            421,760
United Parcel Service, Inc. Class B .........        2,900            204,247
                                                                 ------------
                                                                      626,007
                                                                 ------------
AIRLINES--0.2%
AMR Corp.(l) ................................       10,500            273,945
Continental Airlines, Inc. Class B(l) .......        3,500            127,960
US Airways Group, Inc.(l) ...................        5,500            203,170
                                                                 ------------
                                                                      605,075
                                                                 ------------
APPAREL RETAIL--0.2%
Gap, Inc. (The) .............................       26,900            482,855

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
VF Corp. ....................................        5,100            447,831

APPLICATION SOFTWARE--0.1%
Aspen Technology, Inc.(l) ...................       16,700            226,786


                        See Notes to Financial Statements
21

Phoenix Income & Growth Fund


                                                    SHARES          VALUE
                                                   -------       -----------

ASSET MANAGEMENT & CUSTODY BANKS--0.9%
Bank of New York Co., Inc. (The) ............       15,600       $    631,488
Federated Investors, Inc. Class B ...........        8,100            309,096
Franklin Resources, Inc. ....................        5,100            669,681
Mellon Financial Corp. ......................        6,970            299,222
Northern Trust Corp. ........................        6,000            377,700
State Street Corp. ..........................        8,600            592,282
                                                                 ------------
                                                                    2,879,469
                                                                 ------------
AUTO PARTS & EQUIPMENT--0.2%
Lear Corp.(l) ...............................       15,200            558,144

AUTOMOBILE MANUFACTURERS--0.0%
General Motors Corp. ........................        2,930             91,504

BIOTECHNOLOGY--0.5%
Amgen, Inc.(l) ..............................        3,800            243,732
Biogen Idec, Inc.(l) ........................        8,700            410,727
Cephalon, Inc.(l) ...........................        8,000            636,880
OSI Pharmaceuticals, Inc.(l) ................        7,100            246,370
                                                                 ------------
                                                                    1,537,709
                                                                 ------------
BREWERS--0.4%
Anheuser-Busch Cos., Inc. ...................       16,900            831,311
Molson Coors Brewing Co. Class B ............        4,900            461,972
                                                                 ------------
                                                                    1,293,283
                                                                 ------------
BROADCASTING & CABLE TV--0.5%
CBS Corp. Class B ...........................       44,800          1,423,296

BUILDING PRODUCTS--0.1%
Masco Corp. .................................       15,500            421,755

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co. .................       12,400            498,480

COMMUNICATIONS EQUIPMENT--1.4%
Avaya, Inc.(l) ..............................       14,600            188,632
Cisco Systems, Inc.(l) ......................       100,100         2,676,674
Harris Corp. ................................        5,200            267,020
Motorola, Inc. ..............................       65,500          1,135,115
                                                                 ------------
                                                                    4,267,441
                                                                 ------------
COMPUTER & ELECTRONICS RETAIL--0.0%
GameStop Corp. Class A(l) ...................        3,200            106,144

COMPUTER HARDWARE--2.1%
Dell, Inc.(l) ...............................       36,400            917,644
Hewlett-Packard Co. .........................       51,630          2,175,688
International Business Machines Corp. .......       31,800          3,250,278
Sun Microsystems, Inc.(l) ...................       25,400            132,588
                                                                 ------------
                                                                    6,476,198
                                                                 ------------



                                                    SHARES          VALUE
                                                   -------       -----------

COMPUTER STORAGE & PERIPHERALS--0.3%
EMC Corp.(l) ................................       12,200       $    185,196
Emulex Corp.(l) .............................       15,400            323,092
Lexmark International, Inc. Class A(l) ......        4,800            261,600
                                                                 ------------
                                                                      769,888
                                                                 ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
PACCAR, Inc. ................................        1,900            159,562
Toro Co. (The) ..............................        6,600            331,650
                                                                 ------------
                                                                      491,212
                                                                 ------------
CONSUMER FINANCE--0.4%
American Express Co. ........................       19,100          1,158,797
AmeriCredit Corp.(l) ........................        7,300            184,179
                                                                 ------------
                                                                    1,342,976
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
Automatic Data Processing, Inc. .............       14,800            662,448
Broadridge Financial Solutions, Inc.(l) .....        3,850             77,154
CheckFree Corp.(l) ..........................        5,700            191,862
Computer Sciences Corp.(l) ..................        2,700            149,958
Electronic Data Systems Corp. ...............       22,900            669,596
Fiserv, Inc.(l) .............................       13,000            691,210
                                                                 ------------
                                                                    2,442,228
                                                                 ------------
DEPARTMENT STORES--0.8%
Federated Department Stores, Inc. ...........       25,800          1,133,136
Penney (J.C.) Co., Inc. .....................       14,700          1,162,623
                                                                 ------------
                                                                    2,295,759
                                                                 ------------
DIVERSIFIED BANKS--1.3%
Comerica, Inc. ..............................        6,100            377,651
Wachovia Corp. ..............................       33,800          1,877,252
Wells Fargo & Co. ...........................       47,500          1,704,775
                                                                 ------------
                                                                    3,959,678
                                                                 ------------
DIVERSIFIED CHEMICALS--0.2%
Dow Chemical Co. (The) ......................       12,600            562,086
PPG Industries, Inc. ........................        2,200            161,876
                                                                 ------------
                                                                      723,962
                                                                 ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Dun & Bradstreet Corp. ......................        4,700            424,410

DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc.
(Indonesia)(d) ..............................        8,400            564,144


                        See Notes to Financial Statements
22

Phoenix Income & Growth Fund


                                                    SHARES          VALUE
                                                   -------       -----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
Emerson Electric Co. ........................       27,100       $  1,273,429

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Agilent Technologies, Inc.(l) ...............        9,700            333,389

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Covanta Holding Corp.(l) ....................        4,800            117,792

FOOD RETAIL--0.2%
Kroger Co. (The) ............................       17,400            513,474

FOOTWEAR--0.3%
Nike, Inc. Class B ..........................       14,300            770,198

GENERAL MERCHANDISE STORES--0.2%
Big Lots, Inc.(l) ...........................       10,700            344,540
Family Dollar Stores, Inc. ..................       10,000            318,400
                                                                 ------------
                                                                      662,940
                                                                 ------------
HEALTH CARE DISTRIBUTORS--0.6%
Cardinal Health, Inc. .......................       14,600          1,021,270
McKesson Corp. ..............................       15,400            905,982
                                                                 ------------
                                                                    1,927,252
                                                                 ------------
HEALTH CARE EQUIPMENT--0.6%
Baxter International, Inc. ..................       15,000            849,450
Becton, Dickinson & Co. .....................       12,900          1,015,101
                                                                 ------------
                                                                    1,864,551
                                                                 ------------
HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc.(l) .............        4,400            343,288

HOME IMPROVEMENT RETAIL--0.4%
Sherwin-Williams Co. (The) ..................       16,900          1,077,713

HOUSEHOLD APPLIANCES--0.2%
Stanley Works (The) .........................        5,500            320,540
Whirlpool Corp. .............................        2,700            286,281
                                                                 ------------
                                                                      606,821
                                                                 ------------
HOUSEHOLD PRODUCTS--0.8%
Clorox Co. (The) ............................       14,000            939,120
Colgate-Palmolive Co. .......................        3,900            264,186
Kimberly-Clark Corp. ........................       18,000          1,281,060
                                                                 ------------
                                                                    2,484,366
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.2%
Newell Rubbermaid, Inc. .....................       22,200            680,874
Hypermarkets & Super Centers--0.5%
Wal-Mart Stores, Inc. .......................       33,300          1,595,736



                                                    SHARES          VALUE
                                                   -------       -----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
Constellation Energy Group, Inc. ............        9,300       $    828,816
Mirant Corp.(l) .............................        4,900            219,863
                                                                 ------------
                                                                    1,048,679
                                                                 ------------
INDUSTRIAL CONGLOMERATES--0.9%
3M Co. ......................................        3,100            256,587
General Electric Co. ........................       64,100          2,362,726
                                                                 ------------
                                                                    2,619,313
                                                                 ------------
INDUSTRIAL MACHINERY--0.6%
Dover Corp. .................................        3,900            187,668
Eaton Corp. .................................       13,000          1,159,730
Parker Hannifin Corp. .......................        4,900            451,486
                                                                 ------------
                                                                    1,798,884
                                                                 ------------
INSURANCE BROKERS--0.1%
AON Corp. ...................................        6,700            259,625

INTEGRATED OIL & GAS--4.2%
Chevron Corp. ...............................       23,500          1,828,065
ConocoPhillips ..............................        8,300            575,605
Exxon Mobil Corp. ...........................       93,600          7,429,968
Marathon Oil Corp. ..........................        4,700            477,285
Occidental Petroleum Corp. ..................       48,800          2,474,160
                                                                 ------------
                                                                   12,785,083
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--2.2%
AT&T, Inc. ..................................       92,174          3,568,977
Citizens Communications Co. .................       36,700            571,419
Qwest Communications International, Inc.(l) .       71,800            637,584
Verizon Communications, Inc. ................       50,600          1,931,908
                                                                 ------------
                                                                    6,709,888
                                                                 ------------
INTERNET RETAIL--0.2%
Expedia, Inc.(l) ............................       11,600            273,992
IAC/InterActiveCorp.(l) .....................        9,600            365,952
                                                                 ------------
                                                                      639,944
                                                                 ------------
INTERNET SOFTWARE & SERVICES--0.2%
eBay, Inc.(l) ...............................       20,800            705,952
Investment Banking & Brokerage--1.0%
Investment Technology Group, Inc.(l) ........        2,300             87,032
Merrill Lynch & Co., Inc. ...................       22,700          2,048,221
Morgan Stanley ..............................        9,100            764,491
Piper Jaffray Cos.(l) .......................        2,600            165,906
                                                                 ------------
                                                                    3,065,650
                                                                 ------------

                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                    SHARES          VALUE
                                                   -------       -----------

LEISURE PRODUCTS--0.1%
Mattel, Inc. ................................        7,600       $    215,080

LIFE & HEALTH INSURANCE--1.9%
AFLAC, Inc. .................................       11,700            600,678
Lincoln National Corp. ......................       15,000          1,067,250
MetLife, Inc. ...............................       32,800          2,154,960
Principal Financial Group, Inc. (The) .......       12,800            812,672
Prudential Financial, Inc. ..................        9,900            940,500
StanCorp Financial Group, Inc. ..............        2,400            114,240
                                                                 ------------
                                                                    5,690,300
                                                                 ------------
MANAGED HEALTH CARE--1.2%
Aetna, Inc. .................................       18,000            843,840
CIGNA Corp. .................................        4,400            684,596
UnitedHealth Group, Inc. ....................       21,880          1,160,953
WellPoint, Inc.(l) ..........................       11,700            923,949
                                                                 ------------
                                                                    3,613,338
                                                                 ------------
MORTGAGE REITS--0.0%
American Home Mortgage Investment Corp. .....        5,900            146,202

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc. .......................        2,800            177,296

MOVIES & ENTERTAINMENT--0.5%
Time Warner, Inc. ...........................       36,100            744,743
Viacom, Inc. Class B(l) .....................        4,900            202,125
Walt Disney Co. (The) .......................       14,800            517,704
                                                                 ------------
                                                                    1,464,572
                                                                 ------------
MULTI-LINE INSURANCE--0.8%
American International Group, Inc. ..........       29,700          2,076,327
Hartford Financial Services Group, Inc. (The)        2,100            212,520
Unitrin, Inc. ...............................        2,100             99,015
                                                                 ------------
                                                                    2,387,862
                                                                 ------------
MULTI-UTILITIES--0.1%
PG&E Corp. ..................................        7,900            399,740

OFFICE ELECTRONICS--0.1%
Xerox Corp.(l) ..............................       17,000            314,500

OIL & GAS DRILLING--0.2%
ENSCO International, Inc. ...................        2,900            163,502
Grey Wolf, Inc.(l) ..........................       34,600            247,736
TODCO(l) ....................................        7,700            350,042
                                                                 ------------
                                                                      761,280
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--0.7%
Global Industries Ltd.(l) ...................        9,400            195,144
Halliburton Co. .............................       25,030            795,203
National Oilwell Varco, Inc.(l) .............        7,500            636,375



                                                    SHARES          VALUE
                                                   -------       -----------

OIL & GAS EQUIPMENT & SERVICES--CONTINUED
Tidewater, Inc. .............................        7,100       $    448,791
                                                                 ------------
                                                                    2,075,513
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.4%
Bank of America Corp. .......................       92,200          4,692,980
Citigroup, Inc. .............................       42,900          2,300,298
JPMorgan Chase & Co. ........................       65,100          3,391,710
                                                                 ------------
                                                                   10,384,988
                                                                 ------------
PACKAGED FOODS & MEATS--0.8%
Campbell Soup Co. ...........................       13,500            527,850
ConAgra Foods, Inc. .........................       21,100            518,638
General Mills, Inc. .........................       11,900            712,810
Heinz (H.J.) Co. ............................       12,800            603,008
Kraft Foods, Inc. Class A ...................        3,107            103,992
                                                                 ------------
                                                                    2,466,298
                                                                 ------------
PERSONAL PRODUCTS--0.4%
Lauder (Estee) Cos., Inc. (The) Class A .....       16,500            848,430
NBTY, Inc.(l) ...............................        7,300            360,693
                                                                 ------------
                                                                    1,209,123
                                                                 ------------
PHARMACEUTICALS--2.8%
Endo Pharmaceuticals Holdings, Inc.(l) ......        7,800            241,332
Forest Laboratories, Inc.(l) ................       11,200            595,952
Johnson & Johnson ...........................       50,900          3,268,798
Merck & Co., Inc. ...........................       18,000            925,920
Pfizer, Inc. ................................      113,800          3,011,148
Wyeth .......................................        7,800            432,900
                                                                 ------------
                                                                    8,476,050
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--1.4%
Allstate Corp. (The) ........................       31,300          1,950,616
Chubb Corp. (The) ...........................        5,800            312,214
Philadelphia Consolidated Holding Co.(l) ....        2,900            125,860
Progressive Corp. (The) .....................       14,600            336,822
Travelers Cos., Inc. (The) ..................       27,100          1,466,110
                                                                 ------------
                                                                    4,191,622
                                                                 ------------
RAILROADS--0.3%
Burlington Northern Santa Fe Corp. ..........        6,600            577,764
Norfolk Southern Corp. ......................        7,000            372,680
                                                                 ------------
                                                                      950,444
                                                                 ------------
REGIONAL BANKS--0.4%
Bank of Hawaii Corp. ........................        5,200            275,080
KeyCorp .....................................       12,000            428,160
SunTrust Banks, Inc. ........................        2,700            227,934
Synovus Financial Corp. .....................        6,100            192,516
                                                                 ------------
                                                                    1,123,690
                                                                 ------------


                        See Notes to Financial Statements
24

Phoenix Income & Growth Fund


                                                    SHARES          VALUE
                                                   -------       -----------

RESIDENTIAL REITS--0.1%
Archstone-Smith Trust .......................        4,300       $    224,073

RESTAURANTS--0.8%
McDonald's Corp. ............................       35,700          1,723,596
Yum! Brands, Inc. ...........................       11,300            699,018
                                                                 ------------
                                                                    2,422,614
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.4%
Applied Materials, Inc. .....................       20,300            390,166
Lam Research Corp.(l) .......................        4,700            252,766
Novellus Systems, Inc.(l) ...................       12,700            411,099
Teradyne, Inc.(l) ...........................       12,400            216,380
                                                                 ------------
                                                                    1,270,411
                                                                 ------------
SEMICONDUCTORS--0.9%
Amkor Technology, Inc.(l) ...................        8,400            117,516
Atmel Corp.(l) ..............................       24,300            129,276
Integrated Device Technology, Inc.(l) .......       21,500            322,070
Intel Corp. .................................       35,500            763,250
International Rectifier Corp.(l) ............        4,200            148,176
LSI Corp.(l) ................................       20,100            170,850
ON Semiconductor Corp.(l) ...................       16,100            172,431
Texas Instruments, Inc. .....................       29,100          1,000,167
                                                                 ------------
                                                                    2,823,736
                                                                 ------------
SOFT DRINKS--0.6%
Coca-Cola Co. (The) .........................       22,100          1,153,399
Pepsi Bottling Group, Inc. (The) ............       19,300            633,233
                                                                 ------------
                                                                    1,786,632
                                                                 ------------
SPECIALIZED REITS--0.1%
FelCor Lodging Trust, Inc. ..................       14,400            367,632

SPECIALTY CHEMICALS--0.1%
Fuller (H.B.) Co. ...........................        7,900            202,003
Rohm and Haas Co. ...........................        4,200            214,914
                                                                 ------------
                                                                      416,917
                                                                 ------------
STEEL--0.3%
Chaparral Steel Co. .........................        3,100            218,550
Cleveland-Cliffs, Inc. ......................        1,100             76,219
Nucor Corp. .................................        6,200            393,452
United States Steel Corp. ...................        1,700            172,618
                                                                 ------------
                                                                      860,839
                                                                 ------------
SYSTEMS SOFTWARE--1.5%
BMC Software, Inc.(l) .......................        8,300            268,671
Microsoft Corp. .............................      100,100          2,996,994
Oracle Corp.(l) .............................       66,400          1,248,320
Symantec Corp.(l) ...........................        6,000            105,600
                                                                 ------------
                                                                    4,619,585
                                                                 ------------



                                                    SHARES          VALUE
                                                   -------       -----------

TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc.(l) ..................        6,700       $    264,784

TOBACCO--0.5%
Altria Group, Inc. ..........................        4,390            302,559
Loews Corp. - Carolina Group ................       14,000          1,071,420
                                                                 ------------
                                                                    1,373,979
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Sprint Nextel Corp. .........................       39,900            799,197

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $104,848,199)                                    147,986,881
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--0.7%

INDUSTRIAL CONGLOMERATES--0.2%
Tyco International Ltd. (United States) .....       15,700            512,291

INDUSTRIAL MACHINERY--0.5%
Ingersoll-Rand Co. Ltd. Class A
(United States) .............................       34,200          1,527,030

PROPERTY & CASUALTY INSURANCE--0.0%
XL Capital Ltd. Class A (United States) .....        1,800            140,364

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,172,848)                                        2,179,685
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $257,132,608)                                   $300,815,448
-----------------------------------------------------------------------------

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                   -------       -----------


SHORT-TERM INVESTMENTS--2.1%

COMMERCIAL PAPER(m)--2.1%
Old Line Funding LLC 5.30%, 5/1/07 ..........       $2,940          2,940,000
Pitney Bowes, Inc. 5.25%, 5/3/07 ............        3,345          3,344,024

-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,284,024)                                        6,284,024
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $263,416,632)                                    307,099,472(a)

Other assets and liabilities, net--(0.7)%                          (2,034,411)
                                                                 ------------
NET ASSETS--100.0%                                               $305,065,061
                                                                 ============

                        See Notes to Financial Statements

Phoenix Income & Growth Fund


(n) At April 30, 2007, the Fund had entered into forward currency contracts as follows:

                                                                 Net
                                                             Unrealized
   Contract       In Exchange    Settlement                 Appreciation
  to Receive          for           Date        Value      (Depreciation)
--------------    -----------    ----------    --------    --------------
JPY 45,570,735    USD 383,835      5/7/07      $381,772        $937



JPY  Japanese Yen       USD  United States Dollar


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $44,250,352 and gross depreciation of $2,788,498 for federal income tax purposes. At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $265,637,618.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to a value of $13,634,953 or 4.5% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Par value represents Brazilian Real.
(g) Par value represents Canadian Dollar.
(h) Par value represents Euro.
(i) Par value represents Mexican Peso.
(j) Par value represents Norwegian Krone.
(k) Par value represents Swedish Krona.
(l) Non-income producing.
(m) The rate shown is the discount rate.
(n) Forward currency contract.


                        See Notes to Financial Statements
26

Phoenix Income & Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007

ASSETS
Investment securities at value
   (Identified cost $263,416,632)                                  $307,099,472
Cash                                                                    110,640
Receivables
   Investment securities sold                                         1,650,802
   Dividends and interest                                             1,367,020
   Fund shares sold                                                       3,081
Trustee retainer                                                          1,341
Unrealized appreciation on forward currency contracts                       937
Prepaid expenses                                                         22,032
Other assets                                                             61,343
                                                                   ------------
      Total assets                                                  310,316,668
                                                                   ------------
LIABILITIES
Payables
   Investment securities purchased                                    4,288,214
   Fund shares repurchased                                              480,277
   Investment advisory fee                                              175,594
   Transfer agent fee                                                    80,941
   Distribution and service fees                                         68,120
   Trustee deferred compensation plan                                    61,343
   Administration fee                                                    21,052
   Other accrued expenses                                                76,066
                                                                   ------------
      Total liabilities                                               5,251,607
                                                                   ------------
NET ASSETS                                                         $305,065,061
                                                                   ------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $255,119,312
Undistributed net investment income                                     442,741
Accumulated net realized gain                                         5,815,223
Net unrealized appreciation                                          43,687,785
                                                                   ------------
NET ASSETS                                                         $305,065,061
                                                                   ============
CLASS A
Net asset value per share                                                $ 9.71
Maximum offering price per share $9.71/(1-5.75%)                         $10.30
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                           30,512,793
Net Assets                                                         $296,354,212

CLASS B
Net asset value and offering price per share                              $9.77
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                              722,275
Net Assets                                                         $  7,059,101

CLASS C
Net asset value and offering price per share                              $9.86
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                              167,603
Net Assets                                                         $  1,651,748


                            STATEMENT OF OPERATIONS
                        YEAR ENDED ended APRIL 30, 2007

INVESTMENT INCOME
Interest                                                            $ 8,860,963
Dividends                                                             3,057,366
Foreign taxes withheld                                                   (2,351)
                                                                    -----------
      Total investment income                                        11,915,978
                                                                    -----------
EXPENSES
Investment advisory fee                                               2,194,331
Service fees, Class A                                                   757,565
Distribution and service fees, Class B                                   85,777
Distribution and service fees, Class C                                   18,720
Financial agent fee                                                      29,779
Administration fee                                                      224,872
Transfer agent                                                          564,296
Printing                                                                165,228
Custodian                                                                67,593
Registration                                                             45,845
Professional                                                             37,321
Trustees                                                                 31,992
Miscellaneous                                                            45,611
                                                                    -----------
      Total expenses                                                  4,268,930
Custodian fees paid indirectly                                           (4,253)
                                                                    -----------
      Net expenses                                                    4,264,677
                                                                    -----------
NET INVESTMENT INCOME (LOSS)                                          7,651,301
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                              12,720,815
Net realized gain (loss) on foreign currency transactions               (46,126)
Net change in unrealized appreciation (depreciation)
   on investments                                                    11,628,678
Net change in unrealized appreciation (depreciation)
   on foreign currency translations                                      (4,710)
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS                                       24,298,657
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                                     $31,949,958
                                                                    ===========


                        See Notes to Financial Statements

Phoenix Income & Growth Fund




                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Year Ended                  Year Ended
                                                                                   April 30, 2007               April 30, 2006
                                                                                  ---------------               ---------------
From Operations
     Net investment income (loss)                                                 $     7,651,301               $    8,309,480
     Net realized gain (loss)                                                          12,674,689                   12,588,073
     Net change in unrealized appreciation (depreciation)                              11,623,968                    4,511,780
                                                                                  ---------------               --------------
     INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       31,949,958                   25,409,333
                                                                                  ---------------               --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income, Class A                                                    (7,582,018)                  (8,703,902)
     Net investment income, Class B                                                      (148,696)                    (245,040)
     Net investment income, Class C                                                       (32,884)                     (35,505)
     Net realized short-term gains, Class A                                              (579,308)                          --
     Net realized short-term gains, Class B                                               (15,616)                          --
     Net realized short-term gains, Class C                                                (3,611)                          --
     Net realized long-term gains, Class A                                             (5,822,255)                  (4,995,196)
     Net realized long-term gains, Class B                                               (156,939)                    (194,589)
     Net realized long-term gains, Class C                                                (36,297)                     (29,220)
                                                                                  ---------------               --------------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                        (14,377,624)                 (14,203,452)
                                                                                  ---------------               --------------
FROM SHARE TRANSACTIONS
CLASS A
     Proceeds from sales of shares (547,054 and 757,270 shares, respectively)           5,117,737                    6,918,893
     Net asset value of shares issued from reinvestment of distributions
          (1,251,286 and 1,244,391 shares, respectively)                               11,735,934                   11,317,539
     Cost of shares repurchased (5,975,523 and 6,698,356 shares, respectively)        (55,835,322)                 (61,188,940)
                                                                                  ---------------               --------------
Total                                                                                 (38,981,651)                 (42,952,508)
                                                                                  ---------------               --------------
CLASS B
     Proceeds from sales of shares (33,400 and 67,626 shares, respectively)               315,125                      621,041
     Net asset value of shares issued from reinvestment of distributions
          (31,192 and 43,036 shares, respectively)                                        294,733                      394,075
     Cost of shares repurchased (533,579 and 722,870 shares, respectively)             (4,996,443)                  (6,643,917)
                                                                                  ---------------               --------------
Total                                                                                  (4,386,585)                  (5,628,801)
                                                                                  ---------------               --------------
CLASS C
     Proceeds from sales of shares (10,388 and 20,288 shares, respectively)                98,530                      187,529
     Net asset value of shares issued from reinvestment of distributions
          (6,973 and 6,740 shares, respectively)                                           66,531                       62,183
     Cost of shares repurchased (52,613 and 44,559 shares, respectively)                 (506,972)                    (413,758)
                                                                                  ---------------               --------------
Total                                                                                    (341,911)                    (164,046)
                                                                                  ---------------               --------------
     INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        (43,710,147)                 (48,745,355)
                                                                                  ---------------               --------------
     NET INCREASE (DECREASE) IN NET ASSETS                                            (26,137,813)                 (37,539,474)

NET ASSETS
     Beginning of period                                                              331,202,874                  368,742,348
                                                                                  ---------------               --------------
     END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
          OF $442,741 AND $282,585, RESPECTIVELY)                                 $   305,065,061               $  331,202,874
                                                                                  ===============               ==============


                        See Notes to Financial Statements

Phoenix Income & Growth Fund




                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                                     ------------------------------------------------------------------------
                                                                             YEAR ENDED APRIL 30,
                                                     ------------------------------------------------------------------------
                                                            2007         2006         2005         2004(3)        2003
Net asset value, beginning of period                      $ 9.18        $ 8.90       $ 8.66       $ 7.92        $ 8.41
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(2)                        0.23          0.22         0.22         0.22          0.24
     Net realized and unrealized gain (loss)                0.75          0.44         0.26         0.76         (0.48)
                                                          ------        ------       ------       ------        ------
        TOTAL FROM INVESTMENT OPERATIONS                    0.98          0.66         0.48         0.98         (0.24)
                                                          ------        ------       ------       ------        ------
LESS DISTRIBUTIONS
     Dividends from net investment income                  (0.24)        (0.24)       (0.24)       (0.24)        (0.25)
     Distributions from net realized gains                 (0.21)        (0.14)          --           --            --
                                                          ------        ------       ------       ------        ------
        TOTAL DISTRIBUTIONS                                (0.45)        (0.38)       (0.24)       (0.24)        (0.25)
                                                          ------        ------       ------       ------        ------
Change in net asset value                                   0.53          0.28         0.24         0.74         (0.49)
                                                          ------        ------       ------       ------        ------
NET ASSET VALUE, END OF PERIOD                            $ 9.71        $ 9.18       $ 8.90       $ 8.66        $ 7.92
                                                          ======        ======       ======       ======        ======
Total return(1)                                            10.93%         7.33%        5.53%       12.40%        (2.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $296,354      $318,318     $350,609     $381,423      $380,101

RATIO TO AVERAGE NET ASSETS OF:
     Operating expenses                                     1.34%         1.28%        1.28%        1.29%         1.28 %
     Net investment income (loss)                           2.47%         2.38%        2.46%        2.54%         3.10 %
Portfolio turnover                                            46%           72%          59%          83%           93 %


                                                                                    CLASS B
                                                     ------------------------------------------------------------------------
                                                                             YEAR ENDED APRIL 30,
                                                     ------------------------------------------------------------------------
                                                            2007         2006         2005         2004(3)        2003
Net asset value, beginning of period                      $ 9.23        $ 8.95       $ 8.71       $ 7.96        $ 8.43
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(2)                        0.16          0.15         0.15         0.16          0.18
     Net realized and unrealized gain (loss)                0.76          0.44         0.26         0.76         (0.47)
                                                          ------        ------       ------       ------        ------
        TOTAL FROM INVESTMENT OPERATIONS                    0.92          0.59         0.41         0.92         (0.29)
                                                          ------        ------       ------       ------        ------
LESS DISTRIBUTIONS
     Dividends from net investment income                  (0.17)        (0.17)       (0.17)       (0.17)        (0.18)
     Distributions from net realized gains                 (0.21)        (0.14)          --           --            --
                                                          ------        ------       ------       ------        ------
        TOTAL DISTRIBUTIONS                                (0.38)        (0.31)       (0.17)       (0.17)        (0.18)
                                                          ------        ------       ------       ------        ------
Change in net asset value                                   0.54          0.28         0.24         0.75         (0.47)
                                                          ------        ------       ------       ------        ------
NET ASSET VALUE, END OF PERIOD                            $ 9.77        $ 9.23       $ 8.95       $ 8.71        $ 7.96
                                                          ======        ======       ======       ======        ======
Total return(1)                                            10.04%         6.58%        4.69%       11.61%        (3.42)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $7,059       $10,997      $16,145      $24,228       $34,234

RATIO TO AVERAGE NET ASSETS OF:
     Operating expenses                                     2.08%         2.03%        2.03%        2.04%          2.03 %
     Net investment income (loss)                           1.73%         1.62%        1.71%        1.82%          2.37 %
Portfolio turnover                                            46%           72%          59%          83%            93 %


(1)  Sales charges are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to reduce the net investment income per share by $0.00 and $0.00 and the net investment income ratio for the period ending April 30, 2004 by 0.04% and 0.03% for Class A and Class B, respectively. Prior to May 1, 2003, the Fund did not hold any debt index securities.

                        See Notes to Financial Statements

Phoenix Income & Growth Fund




                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                    CLASS B
                                                     ------------------------------------------------------------------------
                                                                             YEAR ENDED APRIL 30,
                                                     ------------------------------------------------------------------------
                                                            2007         2006         2005         2004(3)        2003
Net asset value, beginning of period                      $ 9.31        $ 9.02       $ 8.78       $ 8.02        $ 8.49
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(2)                        0.16          0.15         0.15         0.15          0.19
     Net realized and unrealized gain (loss)                0.77          0.45         0.26         0.78         (0.48)
                                                          ------        ------       ------       ------        ------
        TOTAL FROM INVESTMENT OPERATIONS                    0.93          0.60         0.41         0.93         (0.29)
                                                          ------        ------       ------       ------        ------
LESS DISTRIBUTIONS
     Dividends from net investment income                  (0.17)        (0.17)       (0.17)       (0.17)        (0.18)
     Distributions from net realized gains                 (0.21)        (0.14)          --           --            --
                                                          ------        ------       ------       ------        ------
        TOTAL DISTRIBUTIONS                                (0.38)        (0.31)       (0.17)       (0.17)        (0.18)
                                                          ------        ------       ------       ------        ------
Change in net asset value                                   0.55          0.29         0.24         0.76         (0.47)
                                                          ------        ------       ------       ------        ------
NET ASSET VALUE, END OF PERIOD                            $ 9.86        $ 9.31       $ 9.02       $ 8.78        $ 8.02
                                                          ======        ======       ======       ======        ======
Total return(1)                                            10.06%         6.64%        4.65%       11.64%        (3.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $1,652        $1,888       $1,988       $1,980        $1,374

RATIO TO AVERAGE NET ASSETS OF:
     Operating expenses                                     2.09%         2.03%        2.03%        2.04%         2.04 %
     Net investment income (loss)                           1.72%         1.63%        1.71%        1.77%         2.35 %
Portfolio turnover                                            46%           72%          59%          83%           93 %



(1)  Sales charges are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to reduce the net investment income per share by $0.01 and the net investment income ratio for the period ending April 30, 2004 by 0.04% for Class C. Prior to May 1, 2003, the Fund did not hold any debt index securities.


                        See Notes to Financial Statements

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007



1. ORGANIZATION
   Phoenix Investment Series Fund (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently two Funds are offered for sale (each a "Fund"). The Phoenix Global Utilities Fund ("Global Utilities Fund") is diversified and has an investment objective to seek both capital appreciation and current income. The Phoenix Income & Growth Fund (& Growth Fund") is diversified and has a primary investment objective of investing in a diversified group of securities that are selected for current yield consistent with preservation of capital. The Fund has a secondary investment objective to achieve capital appreciation when it is consistent with the Fund's primary objective. The secondary objective is a non-fundamental policy that may be changed without shareholder vote.

   The Funds offer the following classes of shares for sale:

                                             Class A     Class B      Class C
                                            ----------  ----------   ---------
Global Utilities Fund........................   X           --          X
Income & Growth Fund.........................   X            X          X

   Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year following purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of all classes of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis. On April 30, 2007, the Global Utilities Fund utilized foreign fair value pricing.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (CONTINUED)


   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective six months following the end of the fiscal year ended April 30, 2007. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The evaluation by Management of the impact that will result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:
   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J. REIT INVESTMENTS:
   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (CONTINUED)


K. LOAN AGREEMENTS:
   Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                           1st $1      $1-2     Over $2
                                           Billion    Billion   Billion
                                          --------   --------  --------
Global Utilities Fund(1) .............      0.65%     0.60%     0.55%
Income & Growth Fund .................      0.70%     0.65%     0.60%

(1) Prior to August 30, 2006, Duff & Phelps Investment Management Co., an indirect wholly-owned subsidiary of PNX, served as the Adviser to the Global Utilities Fund. The advisory fees remained the same.

   Duff & Phelps Investment Management Co. ("Duff & Phelps"), an indirect wholly-owned subsidiary of PNX, is the subadviser to the Global Utilities Fund.

   Effective April 1, 2007, Goodwin Capital Advisers, Inc. ("Goodwin"), an indirect wholly-owned subsidiary of PNX, became the subadviser to the Income & Growth Fund. The portfolio management team will continue in its current role. The Fund's investment objectives and strategies will remain the same. The Adviser manages the Fund's investment program and the general operations of the Fund including oversight of the Fund's subadviser. The subadviser manages the investments of the Fund.

   The Adviser has contractually agreed to limit the Global Utilities Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through August 31, 2007, so that such expenses do not exceed 1.15% for Class A Shares and 1.90% for Class C Shares.

   The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement unless authorized to do so by the Board of Trustees.

   As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended April 30, 2007, as follows:

                                 Class A          Class B          Class C
                               Net Selling        Deferred         Deferred
                               Commissions      Sales Charges    Sales Charges
                              --------------    -------------    -------------
Global Utilities Fund ......     $  3,548        $     --            $126
Income & Growth Fund .......       14,092          10,515             147

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   Effective July 1, 2006, PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administrative fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Funds in the Phoenix Funds and the Phoenix Edge Series Fund.

   Until June 30, 2006, PEPCO served as Financial Agent to the Trust. PEPCO received a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the year ended April 30, 2007, the Trust incurred administration and/or financial agent fees totaling $277,197.

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (CONTINUED)


   PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the year ended April 30, 2007, transfer agent fees were $583,773.

   At April 30, 2007, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                       Aggregate
                                                       Net Asset
                                    Shares               Value
                               ---------------       -------------
Global Utilities Fund
  Class A ..................      3,293,606           $44,990,658
  Class C ..................         10,588               144,209

   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statement of Assets and Liabilities at April 30, 2007.

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and forward currency contracts) during the period ended April 30, 2007, were as follows:

                                 Purchases               Sales
                               ---------------       -------------
Global Utilities Fund .....    $ 35,090,383           $ 5,620,001
Income & Growth Fund ......      98,676,558           150,188,888

   Purchases and sales of long-term U.S. Government and agency securities during the period ended April 30, 2007, were as follows:

                                 Purchases               Sales
                               ---------------       -------------
Income & Growth Fund ......     $43,765,211           $39,809,051


5. 10% SHAREHOLDERS

   As of April 30, 2007, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below. The shareholders are affiliated with PNX.

                                   % Shares            Number of
                                  Outstanding           Accounts
                                ---------------      -------------
Global Utilities Fund .....            81.2%                   3



6. CREDIT RISK AND ASSET CONCENTRATION

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

7. INDEMNIFICATIONS

   Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

   For the period ended April 30, 2007, the Funds utilized losses deferred in prior years against current year capital gains as follows:

Global Utilities Fund ................       $33,295

   Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the April 30, 2007, the Funds deferred and recognized post-October losses as follows:

                                     Capital Loss     Capital Loss
                                       Deferred        Recognized
                                    --------------   --------------
Global Utilities Fund ..........      $    --           $ 156,232
Income & Growth Fund ...........           --                  --

                                    Currency Loss     Currency Loss
                                      Deferred         Recognized
                                    --------------   --------------
Global Utilities Fund ..........      $    --           $     219
Income & Growth Fund ...........       36,803             294,678

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments), consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                                       Undistributed
                                 Undistributed          long-term
                                Ordinary income       capital gains
                                ----------------     ---------------
Global Utilities Fund ..........   $  236,634          $  615,617
Income & Growth Fund ...........    1,255,877           6,717,434

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

10. RECLASSIFICATION OF CAPITAL ACCOUNTS

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. For the year ended April 30, 2007, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                            Capital Paid
                            in on Shares Accumulated Undistributed of Beneficial Net Realized Net Investment
                              Interest       Gain (Loss)      Income (Loss)
                           --------------   ------------     --------------
Global Utilities Fund .......   $    --        $     473        $   (473)
Income & Growth Fund ........    99,166         (371,619)        272,453


--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

   For the fiscal year ended April 30, 2007, for federal income tax purposes, 68% of the ordinary income dividends earned by the Global Utilities Fund and 35% of the ordinary income dividends earned by the Income & Growth Fund qualify for the dividends received deduction for corporate shareholders.
   For the fiscal year ended April 30, 2007, the Global Utilities Fund and Income & Growth Fund, respectively, hereby designate 100% and 35%, or the maximum amounts allowable, of their ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.
   For the fiscal year ended April 30, 2007, the Global Utilities Fund and the Income & Growth Fund designated $615,617 and $10,526,105, respectively, as long-term capital gain dividends.
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




PRICEWATERHOUSECOOPERS [GRAPHIC OMITTED]

To the Board of Trustees of
Phoenix Investment Series Fund and Shareholders of
Phoenix Global Utilities Fund and
Phoenix Income & Growth Fund


      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Global Utilities Fund and Phoenix Income & Growth Fund (constituting Phoenix Investment Series Fund, hereafter referred to as the "Funds") at April 30, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the periods then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
------------------------------------

Boston, Massachusetts
June 22, 2007

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX GLOBAL UTILITIES FUND AND PHOENIX INCOME & GROWTH FUND (EACH, A "FUND")
APRIL 30, 2007 (UNAUDITED)


     The Board of Trustees (the "Board") is responsible for determining whether to approve each Fund's investment advisory and subadvisory agreements. At meetings held on November 15-16, 2006 and March 1, 2007, the Board, including a majority of the independent Trustees, approved the continuation of the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC" or "Advisor") and each Fund, the continuation of the subadvisory agreement (the "Duff & Phelps Subadvisory Agreement") between PIC and Duff & Phelps Investment Management Co. ("Duff & Phelps") for Phoenix Global Utilities Fund and approved a subadvisory agreement (the "Goodwin Subadvisory Agreement") between PIC and Goodwin Capital Advisers, Inc. ("Goodwin") for Phoenix Income & Growth Fund, respectively. Pursuant to the Advisory Agreement, PIC provides advisory services to each Fund. Effective September 1, 2006, PIC became investment advisor and Duff & Phelps became subadvisor to Phoenix Global Utilities Fund as a result of a realignment in investment advisors wholly-owned and controlled by Phoenix Investment Partners, Ltd. Pursuant to the Duff & Phelps Subadvisory Agreement, Duff & Phelps provides the day-to-day investment management for the Fund. Effective April 1, 2007, Goodwin became Subadvisor to Phoenix Income & Growth Fund as a result of a restructuring of the advisory services provided to that Fund. Pursuant to the Goodwin Subadvisory Agreement, Goodwin provides the day-to-day investment management for the Fund. Phoenix Income & Growth Fund and Phoenix Global Utilities Fund relied upon an opinion of counsel to determine that these restructurings did not constitute an assignment of the Advisory Agreements under the Investment Company Act of 1940.

     During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory, Duff & Phelps Subadvisory and Goodwin Subadvisory Agreements, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decisions.

ADVISORY AGREEMENT CONSIDERATIONS AT
NOVEMBER 15-16, 2006 MEETING

     NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to each Fund such as quarterly reports provided by PIC: 1) comparing the performance of each Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for each Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and each Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives and brokerage commissions. The Board noted that PIC is responsible for managing each Fund's investment program, the general operations and the day-to-day management of each Fund and for compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. The Board also considered the experience of PIC as an investment advisor and the experience of the team of portfolio managers that manage each Fund, and its current experience in acting as an investment advisor to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

     INVESTMENT PERFORMANCE. The Board did not separately review performance for PIC with respect to Phoenix Global Utilities Fund as the Advisory Agreement was in effect only as of September 1, 2006. The Board placed significant emphasis on the investment performance of Phoenix Income & Growth Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Funds prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of Phoenix Income & Growth Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that Phoenix Income & Growth Fund's performance had improved recently and that the Fund had outperformed its benchmark and Lipper peer group for the year-to-date period, but the Fund had trailed its benchmark and Lipper peer group for all other periods reported. The Board determined the Fund's performance was reasonable with the recent improvement and noted that the change in the portfolio manager to manage the Fund as of April 1, 2006 was intended to improve the Fund's performance.

     PROFITABILITY. The Board also considered the level of profits expected to be realized by PIC and its affiliates in connection with the operation of each Fund. In this regard, the Board reviewed each Fund's

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX GLOBAL UTILITIES FUND AND PHOENIX INCOME & GROWTH FUND (EACH, A "FUND")
APRIL 30, 2007 (UNAUDITED) (CONTINUED)



profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its expected profits and that of its affiliates for providing administrative support for each Fund. Attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation for each Fund appeared reasonable. The Board concluded that the expected profitability to PIC from Phoenix Income & Growth Fund was reasonable. The Board also noted the contractual reimbursements provided to Phoenix Global Utilities Fund. The Board concluded that the expected profitability to PIC from that Fund was reasonable.

     MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fee and total expense ratio of each Fund compared with those of a group of funds selected by Lipper. The Board noted that for Phoenix Global Utilities Fund, the total expenses of the Fund were less than the average total expenses for comparable funds and that the management fee was at the median for the peer group. The Board further noted that the management fee remained the same after PIC became the investment advisor for the Fund; and, for Phoenix Income & Growth Fund, the total expenses of the Fund were higher than the average total expenses for comparable funds and that the management fee was at the median for the peer group. The Board was satisfied with the management fee and total expenses of each Fund in comparison to its Lipper expense peer group and concluded that such fees and expenses were reasonable.

     ECONOMIES OF SCALE. The Board noted that each Fund's management fee included breakpoints based on assets under management. The Board also noted that it was likely that PIC and each Fund would achieve certain economies of scale as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS AT
NOVEMBER 15-16, 2006 AND MARCH 1, 2007 MEETINGS

     NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by Duff & Phelps and Goodwin to Phoenix Global Utilities Fund and Phoenix Income & Growth Fund, respectively, would be reasonable. For Phoenix Global Utilities Fund, the Board's opinion was based, in part, upon the extensive experience of Duff & Phelps and the portfolio managers in having acted as an investment advisor to mutual funds for over 24 years and its current experience in acting as an investment advisor to institutional clients, as well as managing the Fund as investment advisor until September 1, 2006. For Phoenix Income & Growth Fund, the Board's opinion was based, in part, upon the fact that effective January 1, 2007, the fixed income division of PIC became affiliated with a separate registered investment advisor known as Goodwin Capital Advisers, Inc. Previously, Goodwin, an affiliate of PIC, had operated under another name. The Board noted that the portfolio management team had an average of over 16 years of experience in the investment management business and that this team would continue to serve the Funds in the same manner under the Goodwin name. Because of Goodwin's previous and continued affiliation with PIC and the portfolio management team's extensive experience, the Board concluded that the nature, extent and quality of services would continue. Turning to compensation, the Board noted that a primary factor in both Duff & Phelps' and Goodwin's determination of the amount of bonus compensation to be paid to portfolio managers was the relative investment performance of the funds that they managed, which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of both Duff & Phelps' and Goodwin's compliance programs.

     INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Funds prepared by Lipper and reviewed by the Board for a November 15-16, 2006 Board meeting based on the foregoing performance discussions for Phoenix Income & Growth Fund; and, for Phoenix Global Utilities Fund, the Lipper report showed the investment performance of the Fund's Class A shares for the 1 year and the year-to-date periods ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted and was satisfied that the Fund had exceeded the Lipper peer group average for its investment style for the 1 year and year-to-date periods. Based on the foregoing performance discussion for Phoenix Income & Growth Fund, the Board determined that the investment performance of the Fund was reasonable.

     PROFITABILITY. The Board did not separately review profitability information for Duff & Phelps and Goodwin because these entities are wholly-owned subsidiaries of the Advisor whose profitability is periodically reviewed.

     SUBADVISORY FEE. The Board reviewed the proposed subadvisory fee for each Fund and determined that the each fee was in line with industry standards. The Board also noted that the subadvisory fee is paid by PIC and not by each Fund.

     ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to each Fund's shareholders, but noted that any economies would be generated with respect to PIC, because PIC pays the subadvisory fee.

                         RESULTS OF SHAREHOLDER MEETING
                         PHOENIX INVESTMENT SERIES FUND
                                OCTOBER 31, 2006
                                   (UNAUDITED)




     At a special meeting of shareholders of Phoenix Investment Series Fund (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

NUMBER OF ELIGIBLE UNITS VOTED:

                                                                                          FOR             AGAINST
                                                                                      ------------      ------------
   To elect eleven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected

   E. Virgil Conway ............................................................      231,413,453        6,039,206
   Harry Dalzell-Payne .........................................................      230,057,616        7,395,043
   Daniel T. Geraci ............................................................      231,572,357        5,880,303
   Francis E. Jeffries .........................................................      231,279,608        6,173,051
   Leroy Keith, Jr. ............................................................      231,385,382        6,067,278
   Marilyn E. LaMarche .........................................................      230,193,464        7,259,196
   Philip R. McLoughlin ........................................................      231,481,088        5,971,572
   Geraldine M. McNamara .......................................................      231,527,788        5,924,871
   James M. Oates ..............................................................      231,592,273        5,860,386
   Richard E. Segerson .........................................................      231,507,980        5,944,680
   Ferdinand L.J. Verdonck .....................................................      231,380,776        6,071,884

                                                                                          FOR             AGAINST        ABSTAIN
                                                                                      ------------      ------------   ------------
   To ratify the appointment of PricewaterhouseCoopers LLP
as the independent registered public accounting firm for
the Trusts .....................................................................      229,723,385        3,178,807       4,550,467

                         RESULTS OF SHAREHOLDER MEETING
                         PHOENIX INVESTMENT SERIES FUND
                                NOVEMBER 21, 2006
                                   (UNAUDITED)




     At a special meeting of shareholders of Phoenix Global Utilities Fund and Phoenix Income & Growth Fund (each a "Fund"), series of Phoenix Investment Series Fund (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

NUMBER OF ELIGIBLE UNITS VOTED:

                                                              FOR             AGAINST          ABSTAIN        BROKER NON-VOTES
                                                            --------        -----------      -----------     -----------------
To approve a proposal to permit Phoenix Investment
Counsel, Inc. to hire and replace subadvisers or to
modify subadvisory agreements without shareholder
approval


    o    Phoenix Global Utilities Fund...........          1,312,372            15,454         51,100           87,183
    o    Phoenix Income & Growth Fund............         17,161,760         1,236,876        785,807        5,281,631


To approve the amendment of fundamental
restrictions of the Fund with respect to loans


    o    Phoenix Global Utilities Fund...........          1,320,886             6,895         51,145           87,183
    o    Phoenix Income & Growth Fund............         16,940,809         1,383,095        860,539        5,281,631



To approve a proposal to reclassify the investment objective of the Investment Objective Funds from fundamental to non-fundamental


    o    Phoenix Income & Growth Fund............         16,870,187         1,476,601        837,654        5,281,631


FUND MANAGEMENT TABLES (UNAUDITED)


     Information pertaining to the Trustees and officers of the Trust as of April 30, 2007, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.



INDEPENDENT TRUSTEES


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                             FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND         LENGTH OF     OVERSEEN BY                         DURING PAST 5 YEARS AND
       DATE OF BIRTH          TIME SERVED      TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway            Served since       59         Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
  Rittenhouse Advisors, LLC   1983.                         Trustee/Director, Phoenix Funds Complex (1983-present).
  101 Park Avenue                                           Trustee/Director, Realty Foundation of New York (1972-present), Josiah
  New York, NY 10178                                        Macy, Jr. Foundation (Honorary) (2004-present), Pace University
  DOB: 8/2/29                                               (Director/Trustee Emeritus) (2003-present), Greater New York Councils,
                                                            Boy Scouts of America (1985-present), The Academy of Political Science
                                                            (Vice Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                            (1989-present), Colgate University (Trustee Emeritus) (2004-present).
                                                            Director/Trustee, The Harlem Youth Development Foundation, (Chairman)
                                                            (1998-2002), Consolidated Edison Company of New York, Inc. (1970-2002),
                                                            Atlantic Mutual Insurance Company (1974-2002), Centennial Insurance
                                                            Company (1974-2002), Union Pacific Corp. (1978-2002), Accuhealth
                                                            (1994-2002), Pace University (1978-2003), New York Housing Partnership
                                                            Development Corp. (Chairman) (1981-2003), Josiah Macy, Jr. Foundation
                                                            (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne         Served since       59         Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
  The Flat, Elmore Court      1983.
  Elmore, GL0S, GL2 3NT
  U.K.
  DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries         Served since       60         Director, The Empire District Electric Company (1984-2004).
  8477 Bay Colony Dr. #902    1995.                         Trustee/Director, Phoenix Funds Complex (1987-present).
  Naples, FL 34108
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.            Served since       57         Partner, Stonington Partners, Inc. (private equity fund) (2001-present).
  Stonington Partners, Inc.   1993.                         Director/Trustee, Evergreen Funds (88 portfolios) (1989-present).
  736 Market Street,                                        Trustee, Phoenix Funds Family (1980-present). Director, Diversapak
  Suite 1430                                                (2002-present), Obaji Medical Products Company (2002-present). Director,
  Chattanooga, TN 37402                                     Lincoln Educational Services (2002-2004).
  DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara       Served since       59         Retired. Trustee/Director, Phoenix Funds Complex (2001-present).
  40 East 88th Street         2001.                         Managing Director, U.S. Trust Company of New York (private bank)
  New York, NY 10128                                        (1982-2006).
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------


                                                  INDEPENDENT TRUSTEES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                             FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND         LENGTH OF     OVERSEEN BY                         DURING PAST 5 YEARS AND
       DATE OF BIRTH          TIME SERVED      TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  James M. Oates              Served since       57         Trustee/Director, Phoenix Funds Family (1987-present). Managing
  c/o Northeast Partners      1987.                         Director, Wydown Group (consulting firm) (1994-present). Director,
  150 Federal Street,                                       Investors Financial Service Corporation (1995-present), Investors Bank &
  Suite 1000                                                Trust Corporation (1995-present), Stifel Financial (1996-present),
  Boston, MA 02110                                          Connecticut River Bancorp (1998-present), Connecticut River Bank
  DOB: 5/31/46                                              (1999-present), Trust Company of New Hampshire (2002-present). Chairman,
                                                            Emerson Investment Management, Inc. (2000-present). Independent
                                                            Chairman, John Hancock Trust (93 Portfolios) (since 2005), Trustee, John
                                                            Hancock Funds II (74 Portfolios) (since 2005), Trustee, John Hancock
                                                            Trust (2004-present). Director/Trustee, 1Mind, Inc. (formerly 1Mind.com)
                                                            (2000-2002), Plymouth Rubber Co. (1995-2003). Director and Treasurer,
                                                            Endowment for Health, Inc. (2000-2004). Chairman, Hudson Castle Group,
                                                            Inc. (Formerly IBEX Capital Markets, Inc.) (financial services)
                                                            (1997-2006). Trustee, John Hancock Funds III (8 Portfolios) (2005-2006).
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson         Served since       57         Managing Director, Northway Management Company (1998-present).
  73 Briggs Way               1983.                         Trustee/Director, Phoenix Funds Family (1983-present).
  Chatham, MA 02633
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Ferdinand L.J. Verdonck     Served since       57         Chairman, Amsterdam Molecular Therapeutics N.V. (Biotechnology) (since
  Nederpolder, 7              2006.                         2007). Director, Galapagos N.V. (Biotechnology) (2005-present). Trustee,
  B-9000 Gent, Belgium                                      Phoenix Funds Family (2004-present). Director EASDAQ (Chairman)
  DOB: 7/30/42                                              (2001-present), The JP Morgan Fleming Continental European Investment
                                                            Trust (1998-present), Groupe SNEF (1998-present). Managing Director,
                                                            Almanij N.V. (1992-2003). Director, KBC Bank and Insurance Holding
                                                            Company (Euronext) (1992-2003), KBC Bank (1992-2003), KBC Insurance
                                                            (1992-2003), Kredietbank, S.A. Luxembourgeoise (1992-2003), Investco
                                                            N.V. (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V. (1992-2003),
                                                            Almafin N.V. (1992-2003), Centea N.V. (1992-2003), Director, Degussa
                                                            Antwerpen N.V. (1998-2004), Santens N.V. (1999-2004), Banco Urquijo
                                                            (Chairman) (1998-2006).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

    Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                             FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND         LENGTH OF     OVERSEEN BY                         DURING PAST 5 YEARS AND
       DATE OF BIRTH          TIME SERVED      TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  George R. Aylward(1)        Served since       57         Senior Executive Vice President and President, Asset Management, The
  DOB: 8/17/64                2004.                         Phoenix Companies, Inc. (since 2007). Director (2006-present), President
                                                            (2006-present) and Chief Operating Officer (2004-present), Phoenix
                                                            Investment Partners, Ltd. Director (2006-present) and President (since
                                                            2007), DPCM Holding, Inc. Director and Executive Vice President, Duff &
                                                            Phelps Investment Management Co. (2006-present). Director (2006-present)
                                                            and Executive Vice President (2005-present), Engemann Asset Management.
                                                            President, Euclid Advisers, LLC (2006-present). Director (2006-present)
                                                            and Executive Vice President (2005-present), Goodwin Capital Advisers,
                                                            Inc. Executive Vice President, Kayne Anderson Rudnick Investment
                                                            Management, LLC (since 2007). Director and President, Pasadena Capital
                                                            Corporation (2006-present). Director and Executive Vice President,
                                                            Phoenix Equity Planning Corporation (2005-present). Director and
                                                            President, Phoenix Investment Counsel, Inc. (2006-present). President,
                                                            Phoenix/Zweig Advisers, LLC (2006-present). Executive Vice President,
                                                            PXP Securities Corp. (2005-present). Director and President, Rutherford
                                                            Financial Corporation (2006-present). Executive Vice President,
                                                            Rutherford, Brown & Catherwood, LLC (2006-present). Executive Vice
                                                            President, SCM Advisers LLC (2006-present). President, the Phoenix Funds
                                                            Family (2006-present). Previously, Vice President, Phoenix Life
                                                            Insurance Company (2002-2004). Vice President, The Phoenix Companies,
                                                            Inc. (2003-2004). Vice President, Finance, Phoenix Investment Partners,
                                                            Ltd. (2001-2002). Executive Vice President, the Phoenix Funds Family
                                                            (2004-2006). Executive Vice President, Phoenix Investment Partners, Ltd.
                                                            (2004-2006), Phoenix Investment Counsel, Inc. (2005-2006), Euclid
                                                            Advisers, LLC (2005-2006), Rutherford Financial Corporation (2005-2006),
                                                            Phoenix/Zweig Advisers, LLC (2005-2006) and DPCM Holding, Inc.
                                                            (2005-2007). Senior Vice President and Chief Operating Officer, Asset
                                                            Management, The Phoenix Companies, Inc. (2004-2007).
------------------------------------------------------------------------------------------------------------------------------------
  Marilyn E. LaMarche(2)      Served since       57         Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
  Lazard Freres & Co. LLC     2002.                         Trustee/Director, Phoenix Funds Family (2002-present). Director, The
  30 Rockefeller Plaza,                                     Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance Company
  59th Floor                                                (1989-2005).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Phoenix
    Investment Partners, Ltd. and its affiliates.
(2) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as
    Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.


                                                  INTERESTED TRUSTEES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                             FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND         LENGTH OF     OVERSEEN BY                         DURING PAST 5 YEARS AND
       DATE OF BIRTH          TIME SERVED      TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Philip R. McLoughlin(3)     Served since       77         Partner, Cross Pond Partners, LLC (2006-present). Director, PXRE
  200 Bridge Street           1993.                         Corporation (Reinsurance) (1985-present), World Trust Fund
  Chatham, MA 02633                                         (1991-present). Director/Trustee, Phoenix Funds Complex (1989-present).
  DOB: 10/23/46               Chairman                      Management Consultant (2002-2004), Chairman (1997-2002), Chief Executive
                                                            Officer (1995-2002), Director (1995-2002), Phoenix Investment Partners,
                                                            Ltd., Director and Executive Vice President, The Phoenix Companies, Inc.
                                                            (2000-2002). Director (1994-2002) and Executive Vice President,
                                                            Investments (1987-2002), Phoenix Life Insurance Company. Director
                                                            (1983-2002) and Chairman (1995-2002), Phoenix Investment Counsel, Inc.
                                                            Director (1982-2002), Chairman (2000-2002) and President (1990-2000),
                                                            Phoenix Equity Planning Corporation. Chairman and President,
                                                            Phoenix/Zweig Advisers LLC (2001-2002). Director (2001-2002) and
                                                            President (April 2002-September 2002), Phoenix Investment Management
                                                            Company. Director and Executive Vice President, Phoenix Life and Annuity
                                                            Company (1996-2002). Executive Vice President (1994-2002) and Chief
                                                            Investment Counsel (1994-2002), PHL Variable Insurance Company.
                                                            Director, Phoenix National Trust Holding Company (2001-2002). Director
                                                            (1985-2002), Vice President (1986-2002) and Executive Vice President
                                                            (April 2002-September 2002), PM Holdings, Inc. Director, WS Griffith
                                                            Associates, Inc. (1995-2002). Director, WS Griffith Securities, Inc.
                                                            (1992-2002).
------------------------------------------------------------------------------------------------------------------------------------

(3) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S) HELD WITH
     NAME, ADDRESS AND         TRUST AND LENGTH OF                             PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH               TIME SERVED                                   DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss            Senior Vice President         Assistant Treasurer (2001-present), Vice President, Fund Accounting
  DOB: 11/24/52               since 2006.                   (1994-2000), Phoenix Equity Planning Corporation. Vice President,
                                                            Phoenix Investment Partners, Ltd. (2003-present). Senior Vice President, the Phoenix Funds Family (since 2006). Vice President, The Phoenix Edge
                                                            Series Fund (1994-present), Treasurer, The Zweig Fund Inc. and The Zweig
                                                            Total Return Fund Inc. (2003- present). Chief Financial Officer
                                                            (2005-2006) and Treasurer (1994-2006), or Assistant Treasurer
                                                            (2005-2006), certain funds within the Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
  Francis G. Waltman          Senior Vice President         Senior Vice President, Asset Management Product Development, The Phoenix
  DOB: 7/27/62                since 2004.                   Companies, Inc. (since 2006). Senior Vice President, Asset Management
                                                            Product Development, Phoenix Investment Partners, Ltd. (2005-present).
                                                            Director and President, Phoenix Equity Planning Corporation (since
                                                            2006). Senior Vice President, Phoenix Investment Counsel, Inc. (since
                                                            2006). Director, DPCM Holdings, Inc., Duff & Phelps Investment
                                                            Management Company and Pasadena Capital Corporation (since 2006).
                                                            President, PXP Securities Corp. (2004-present). Senior Vice President, the Phoenix Funds Family (2004-present). Senior Vice President and Chief
                                                            Administrative Officer, Phoenix Investment Partners, Ltd., (2003-2004).
                                                            Senior Vice President and Chief Administrative Officer, Phoenix Equity
                                                            Planning Corporation (1999-2003).
------------------------------------------------------------------------------------------------------------------------------------
  Marc Baltuch                Vice President and            Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present).
  c/o Zweig-Dimenna           Chief Compliance              Vice President and Chief Compliance Officer, certain Funds within the
  Associates, LLC             Officer since 2004.           Phoenix Fund Complex (2004-present). Vice President, The Zweig Total
  900 Third Avenue                                          Return Fund, Inc. (2004-present). Vice President, The Zweig Fund, Inc.
  New York, NY 10022                                        (2004-present). President and Director of Watermark Securities, Inc.
  DOB: 9/23/45                                              (1991-present). Assistant Secretary of Gotham Advisors Inc.
                                                            (1990-present). Secretary, Phoenix-Zweig Trust (1989-2003). Secretary,
                                                            Phoenix-Euclid Market Neutral Fund (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
  W. Patrick Bradley          Chief Financial Officer       Vice President, Fund Administration, Phoenix Investment Partners, Ltd.
  DOB: 3/2/72                 and Treasurer since 2006.     (2004-present). Chief Financial Officer and Treasurer (2006-present) or
                                                            Chief Financial Officer and Treasurer (2005-present), certain funds within the Phoenix Fund Family. Vice President, Chief Financial Officer,
                                                            Treasurer and Principal Accounting Officer, The Phoenix Edge Series Fund
                                                            (2006-present). Assistant Treasurer, certain funds within the Phoenix
                                                            Fund Complex (2004-2006). Senior Manager (2002-2004), Manager
                                                            (2000-2002), Audit, Deloitte & Touche, LLP.
------------------------------------------------------------------------------------------------------------------------------------
 Kevin J. Carr                Vice President,               Vice President and Counsel, Phoenix Life Insurance Company
 One American Row             Chief Legal Officer,          (2005-present). Vice President, Counsel, Chief Legal Officer and
 Hartford, CT 06102           Counsel and                   Secretary of certain funds within the Phoenix Fund Family
 DOB: 8/30/54                 Secretary since 2005.         (2005-present). Compliance Officer of Investments and Counsel, Travelers
                                                            Life & Annuity Company (January 2005-May 2005). Assistant General
                                                            Counsel, The Hartford Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX INVESTMENT SERIES FUND

101 Munson Street
Greenfield, MA 01301-9668





TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Counsel, Secretary and Chief Legal Officer


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PhoenixFunds.com





--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------


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                                                            ---------------
                                                               PRESORTED
                                                               STANDARD
                                                             U.S. POSTAGE
                                                                 PAID
                                                            Louisville, KY
                                                            Permit No. 1051
                                                            ---------------


[GRAPHIC OMITTED]

PHOENIX

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP743                                                                   6-07
BPD31886



ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)  The  Registrant's  Board of Trustees has determined  that the Registrant
        has  an  "audit  committee   financial  expert"  serving  on  its  Audit
        Committee.

(a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)  Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

   (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $56,700 for 2007 and $56,700 for 2006.

AUDIT-RELATED FEES

   (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2006.

TAX FEES

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $9,050 for 2007 and $9,500 for 2006.

        "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

ALL OTHER FEES

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2006.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Phoenix Investment Series Fund (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2)   The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                (b)     Not applicable for 2007; not applicable for 2006

                (c)     100% for 2007; 100% for 2006

                (d)     Not applicable for 2007; not applicable for 2006

   (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $925,803 for 2007 and $925,586 for 2006.

   (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications  pursuant  to  Rule  30a-2(a)  under the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Investment Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date  June 26, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date  June 26, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date  June 26, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.